UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.
              Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Small Cap                                                    BLACKROCK
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     7
    Statement of Operations ..............................................     8
    Statements of Changes in Net Assets ..................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    12
Series Portfolio Information .............................................    15
Series Financial Statements:
    Summary Schedule of Investments ......................................    16
    Statement of Assets and Liabilities ..................................    23
    Statement of Operations ..............................................    24
    Statements of Changes in Net Assets ..................................    25
Series Financial Highlights ..............................................    25
Series Notes to Financial Statements .....................................    26
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    29
Officers and Directors ...................................................    32
Additional Information ...................................................    33
Mutual Fund Family .......................................................    35


2            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the "Fed") has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed's bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008                                                          6-month        12-month
===================================================================================================================
U.S. equities (S&P 500 Index)                                                              (11.91)%        (13.12)%
-------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                                (9.37)%        (16.19)%
-------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                          (10.96)%        (10.61)%
-------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                          1.13%           7.12%
-------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                               0.02%           3.23%
-------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)         (1.08)%         (1.74)%
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund, through its investment in Master Small Cap Index Series, generated returns that underperformed the benchmark Russell 2000 Index, a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 fluctuated during the past six months, the Fund's performance generally tracked that of the Index. Returns, after fees and expenses, for the Fund's respective share classes differ from the benchmark based on individual share class expenses.

      Describe the market environment.

o U.S. equity markets endured a remarkably difficult first six months of 2008, with most indices finishing in negative territory against a backdrop of slowing economic growth, continued credit market strains and rising food and energy prices. Small-cap stocks posted smaller losses, as our benchmark returned (9.37)% versus the (11.20)% return of the large-cap Russell 1000 Index. Among small caps, the growth style of investing modestly outperformed value, with the Russell 2000 Growth Index returning (8.93)% versus the (9.84)% return of the Russell 2000 Value Index.

o The predominant issues dominating financial headlines throughout most of 2007 -- problems with subprime mortgages and the resulting credit crunch -- intensified during the first quarter of 2008. Credit availability continued to contract, culminating in the dramatic collapse of Bear Stearns in mid-March. Fears of economic recession, combined with a rapidly sinking dollar and surging commodities prices, caused investors to grow increasingly risk-averse as they dumped stocks in favor of safer alternatives, such as U.S. Treasury issues. In the end, U.S. stocks posted their worst quarterly return since 2002.

o After a grueling first quarter, the second quarter brought some reprieve, as U.S. equities rallied in April and May on expectations that accommodative Fed action, fiscal stimulus and the bailout of Bear Stearns signified that the worst had passed. Unfortunately, these gains quickly evaporated, as crude oil topped $140 per barrel, consumer confidence plummeted, inflation concerns resurfaced and news of additional write-downs and capital raising in the financials sector tempered investor optimism.

o For its part, the Fed was very active during the six months. In response to market and economic weakness, the central bank cut the target federal funds rate in four increments (two outside of regularly scheduled meetings) totaling 225 basis points (2.25%) between January 22 and April
      30. However, in line with market expectations, the Fed left the key rate unchanged at 2.0% following the meeting of June 25, as inflation risks had increased, while downside risks to growth had somewhat abated.

      Describe recent portfolio activity.

o Throughout the six-month period, as changes were made to the composition of the Russell 2000 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

      Describe portfolio positioning at period-end.

o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                               Actual                                               Hypothetical 2
                       ------------------------------------------------------   ----------------------------------------------------
                           Beginning         Ending                                 Beginning        Ending
                         Account Value    Account Value      Expenses Paid        Account Value   Account Value     Expenses Paid
                       January 1, 2008    June 30, 2008   During the Period 1   January 1, 2008   June 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .........     $1,000           $905.70             $2.37             $1,000          $1,022.41           $2.51
Investor A ............     $1,000           $903.60             $3.60             $1,000          $1,021.12           $3.82
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Institutional and 0.76% for Investor A), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the Russell 2000 Index. Values are from June 1998 to June 2008.

                Institutional               Investor A              Russell 2000
                  Shares(1,2)              Shares(1,2)                  Index(3)
6/30/98                 10000                    10000                     10000
6/30/99                 10082                    10051                     10150
6/30/00                 11596                    11541                     11604
6/30/01                 11637                    11552                     11670
6/30/02                 10606                    10494                     10667
6/30/03                 10405                    10276                     10492
6/30/04                 13769                    13564                     13993
6/30/05                 15010                    14743                     15315
6/30/06                 17106                    16771                     17547
6/30/07                 19822                    19379                     20431
6/30/08                 16541                    16118                     17122

1 Assuming transaction costs, if any, and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
3 This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Russell 2000 is a registered trademark of the Frank Russell Companies.

Performance Summary for the Period Ended June 30, 2008

                                                         Average Annual Total Returns 1
                             6-Month      -------------------------------------------------------------
                          Total Returns          1 Year              5 Years              10 Years
-------------------------------------------------------------------------------------------------------
Institutional ............   (9.43)%             (16.55)%              9.71%                5.16%
Investor A ...............   (9.64)              (16.83)               9.42                 4.89
Russell 2000 Index .......   (9.37)              (16.19)              10.29                 5.53
-------------------------------------------------------------------------------------------------------

1 See "About Fund Performance" on page 6 for a detailed description of share classes, including any related fees.

      Past performance is not indicative of future results.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through June 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Statement of Assets and Liabilities               BlackRock Small Cap Index Fund

June 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value -- Master Small Cap Index Series (the "Series") (cost -- $92,191,784) ........................    $ 104,549,898
Capital shares sold receivable ...................................................................................        2,300,924
Prepaid expenses .................................................................................................           14,708
                                                                                                                      -------------
Total assets .....................................................................................................      106,865,530
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Contributions payable to the Series ..............................................................................        2,094,023
Capital shares redeemed payable ..................................................................................          206,901
Administration fees payable ......................................................................................           25,711
Service fees payable .............................................................................................            9,075
Other affiliates payable .........................................................................................            1,094
Officer's and Directors' fees payable ............................................................................               22
Other accrued expenses payable ...................................................................................           28,597
                                                                                                                      -------------
Total liabilities ................................................................................................        2,365,423
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 104,500,107
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.0001 par value, 125,000,000 shares authorized ...........................................    $         482
Investor A Shares, $0.0001 par value, 125,000,000 shares authorized ..............................................              356
Paid-in capital in excess of par .................................................................................       94,918,624
Undistributed net investment income ..............................................................................          472,513
Accumulated net realized loss allocated from the Series ..........................................................       (3,249,982)
Net unrealized appreciation/depreciation allocated from the Series ...............................................       12,358,114
                                                                                                                      -------------
Net assets .......................................................................................................    $ 104,500,107
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $60,130,737 and 4,816,056 shares outstanding .............................    $       12.49
                                                                                                                      =============
Investor A -- Based on net assets of $44,369,370 and 3,559,880 shares outstanding ................................    $       12.46
                                                                                                                      =============

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           7

Statement of Operations                           BlackRock Small Cap Index Fund

Six Months Ended June 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Series:
    Dividends .....................................................................................................    $    492,671
    Interest from affiliates ......................................................................................          72,924
    Securities lending ............................................................................................         117,706
    Expenses ......................................................................................................         (37,099)
                                                                                                                       ------------
Total income ......................................................................................................         646,202
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration ....................................................................................................         151,910
Service -- Investor A .............................................................................................          53,862
Printing ..........................................................................................................          23,849
Transfer agent -- Institutional ...................................................................................          17,606
Transfer agent -- Investor A ......................................................................................          15,520
Registration ......................................................................................................          12,337
Professional ......................................................................................................           2,934
Miscellaneous .....................................................................................................           3,201
                                                                                                                       ------------
Total expenses ....................................................................................................         281,219
                                                                                                                       ------------
Net investment income .............................................................................................         364,983
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Gain (Loss) Allocated from the Series
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments, in-kind redemption and futures ................................................      (1,196,303)
Net change in unrealized appreciation/depreciation on investments and futures .....................................      (9,955,555)
                                                                                                                       ------------
Total realized and unrealized loss ................................................................................     (11,151,858)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ..............................................................    $(10,786,875)
                                                                                                                       ============

See Notes to Financial Statements.


8            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Statements of Changes in Net Assets               BlackRock Small Cap Index Fund

                                                                                                     Six Months
                                                                                                       Ended
                                                                                                      June 30,          Year Ended
                                                                                                        2008           December 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $     364,983     $   1,507,537
Net realized gain (loss) .......................................................................       (1,196,303)        8,019,469
Net change in unrealized appreciation/depreciation .............................................       (9,955,555)      (11,614,283)
                                                                                                    -------------------------------
Net decrease in net assets resulting from operations ...........................................      (10,786,875)       (2,087,277)
                                                                                                    -------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..............................................................................               --          (954,343)
    Investor A .................................................................................               --          (496,834)
Net realized gain:
    Institutional ..............................................................................               --        (5,755,647)
    Investor A .................................................................................               --        (3,798,883)
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..............               --       (11,005,707)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ..................        1,596,076        (6,333,341)
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .................................................................................            1,520               971
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................       (9,189,279)      (19,425,354)
Beginning of period ............................................................................      113,689,386       133,114,740
                                                                                                    -------------------------------
End of period ..................................................................................    $ 104,500,107     $ 113,689,386
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $     472,513     $     107,530
                                                                                                    ===============================

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           9

Financial Highlights                              BlackRock Small Cap Index Fund

                                                                                     Institutional
                                                     ------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended
                                                      June 30,                         Year Ended December 31,
                                                        2008       ----------------------------------------------------------------
                                                     (Unaudited)     2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  13.79     $  15.48      $  14.36      $  14.10      $  12.06      $   8.28
                                                      -----------------------------------------------------------------------------
Net investment income 1 ..........................        0.05         0.20          0.17          0.10          0.08          0.06
Net realized and unrealized gain (loss) ..........       (1.35) 2     (0.50) 2       2.34 2        0.49 2        2.04 2        3.77
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (1.30)       (0.30)         2.51          0.59          2.12          3.83
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................          --        (0.20)        (0.17)        (0.11)        (0.08)        (0.05)
    Net realized gain ............................          --        (1.19)        (1.22)        (0.22)           --            --
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ................          --        (1.39)        (1.39)        (0.33)        (0.08)        (0.05)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $  12.49     $  13.79      $  15.48      $  14.36      $  14.10      $  12.06
                                                      =============================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (9.43)% 3    (1.91)%       17.49%         4.16%        17.55%        46.32%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................        0.50% 5      0.48%         0.49%         0.53%         0.56%         0.60%
                                                      =============================================================================
Total expenses ...................................        0.50% 5      0.48%         0.49%         0.54%         0.56%         0.63%
                                                      =============================================================================
Net investment income ............................        0.80% 5      1.23%         1.10%         0.69%         0.64%         0.61%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 60,131     $ 66,085      $ 79,032      $ 63,671      $ 68,024      $ 51,194
                                                      =============================================================================
Portfolio turnover of the Series .................          34%          26%           40%           37%           38%           29%
                                                      =============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Aggregate total investment return.
4 Includes the Fund's share of the Series' allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


10            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Financial Highlights (concluded)                  BlackRock Small Cap Index Fund

                                                                                      Investor A
                                                     ------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended
                                                      June 30,                          Year Ended October 31,
                                                        2008       ----------------------------------------------------------------
                                                     (Unaudited)     2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  13.79     $  15.47      $  14.36      $  14.10      $  12.06      $   8.29
                                                      -----------------------------------------------------------------------------
Net investment income 1 ..........................        0.03         0.15          0.13          0.06          0.05          0.04
Net realized and unrealized gain (loss) ..........       (1.36) 2     (0.48) 2       2.33 2        0.49 2        2.03 2        3.76
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (1.33)       (0.33)         2.46          0.55          2.08          3.80
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................          --        (0.16)        (0.13)        (0.07)        (0.04)        (0.03)
    Net realized gain ............................          --        (1.19)        (1.22)        (0.22)           --            --
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ................          --        (1.35)        (1.35)        (0.29)        (0.04)        (0.03)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ...................    $  12.46     $  13.79      $  15.47      $  14.36      $  14.10      $  12.06
                                                      =============================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (9.64)% 3    (2.12)%       17.14%         3.88%        17.29%        45.85%
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................        0.76% 5      0.73%         0.74%         0.79%         0.81%         0.85%
                                                      =============================================================================
Total expenses ...................................        0.76% 5      0.73%         0.74%         0.80%         0.81%         0.88%
                                                      =============================================================================
Net investment income ............................        0.54% 5      0.98%         0.84%         0.43%         0.38%         0.36%
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 44,369     $ 47,605      $ 54,083      $ 48,896      $ 56,522      $ 50,280
                                                      =============================================================================
Portfolio turnover of the Series .................          34%          26%           40%           37%           38%           29%
                                                      =============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Aggregate total investment return.
4 Includes the Fund's share of the Series' allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           11

Notes to Financial Statements (Unaudited)         BlackRock Small Cap Index Fund

1. Significant Accounting Policies:

BlackRock Small Cap Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at June 30, 2008 was 19.3%. The Fund offers two classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series' Notes to Financial Statements, which are included elsewhere in this report.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

o Level 1 -- price quotations in active markets/exchanges for identical securities

o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Funds' own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                                                  Investments in
Valuation Inputs                                                    Securities
--------------------------------------------------------------------------------
Level 1 ........................................................              --
Level 2 ........................................................    $104,549,898
Level 3 ........................................................              --
--------------------------------------------------------------------------------
Total                                                               $104,549,898
                                                                    ============

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Net Investment Income: Investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


12            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Notes to Financial Statements (continued)         BlackRock Small Cap Index Fund

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the average daily value of the Fund's net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed 0.60%. This arrangement has a one-year term and is renewable.

The Corporation has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder servicing to Investor A shareholders.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended June 30, 2008, the Fund paid $24,163 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended June 30, 2008, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ..................................................     $289
Investor A .....................................................     $774
--------------------------------------------------------------------------------

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           13

Notes to Financial Statements (concluded)         BlackRock Small Cap Index Fund

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

                                                                     Six Months Ended                    Year Ended
                                                                      June 30, 2008                   December 31, 2007
                                                              -----------------------------     -----------------------------
                                                                  Shares          Amount            Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................         915,751     $ 11,623,895        1,758,158     $ 27,610,915
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................              --               --          461,820        6,415,190
                                                              -----------------------------     -----------------------------
Total issued .............................................         915,751       11,623,895        2,219,978       34,026,105
Shares redeemed ..........................................        (890,497)     (11,395,221)      (2,534,096)     (39,137,703)
                                                              -----------------------------     -----------------------------
Net increase (decrease) ..................................          25,254     $    228,674         (314,118)    $ (5,111,598)
                                                              =============================     =============================
-----------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................         420,622     $  5,317,375          518,509     $  8,099,326
Shares issued to shareholders in reinvestment of dividends
  and distributions ......................................              --               --          275,919        3,831,846
                                                              -----------------------------     -----------------------------
Total issued .............................................         420,622        5,317,375          794,428       11,931,172
Shares redeemed ..........................................        (313,257)      (3,949,973)        (837,326)     (13,152,915)
                                                              -----------------------------     -----------------------------
Net increase (decrease) ..................................         107,365     $  1,367,402          (42,898)    $ (1,221,743)
                                                              =============================     =============================

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

4. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $0.012939 and $0.012761 per share for Institutional and Investor A Shares, respectively. In addition, the Fund paid a long-term capital gain in the amount of $0.024910 per share for each class on July 18, 2008 to shareholders of record on July 16, 2008.


14            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Portfolio Information                              Master Small Cap Index Series

As of June 30, 2008

--------------------------------------------------------------------------------
                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund ........................................  0.9%
Comstock Resources, Inc. ...............................................  0.3
Energy Conversion Devices, Inc. ........................................  0.3
Penn Virginia Corp. ....................................................  0.3
W-H Energy Services, Inc. ..............................................  0.3
Alexion Pharmaceuticals, Inc. ..........................................  0.2
GrafTech International Ltd. ............................................  0.2
Compass Minerals International, Inc. ...................................  0.2
EXCO Resources, Inc. ...................................................  0.2
ITC Holdings Corp. .....................................................  0.2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Financial Services .....................................................   19%
Consumer Discretionary .................................................   15
Technology .............................................................   14
Health Care ............................................................   13
Materials & Processing .................................................   10
Other Energy ...........................................................    9
Producer Durables ......................................................    8
Utilities ..............................................................    5
Auto & Transportation ..................................................    4
Consumer Staples .......................................................    3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Computer Services Software & Systems ...................................    5%
Real Estate Investment Trusts (REITs) ..................................    5
Banks: Outside New York City ...........................................    5
Oil: Crude Producers ...................................................    4
Services: Commercial ...................................................    3
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           15

Summary Schedule of Investments June 30, 2008 (Unaudited)
                                                   Master Small Cap Index Series
                                     (Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

============================================================================================================================
Industry                                    Common Stocks                                    Shares       Value      Percent
============================================================================================================================
Advertising Agencies                        Other Securities                                          $  2,369,420      0.4%
----------------------------------------------------------------------------------------------------------------------------
Aerospace                                   Curtiss-Wright Corp.                             21,068        942,582      0.2
                                            Other Securities                                             3,769,108      0.7
                                                                                                      ----------------------
                                                                                                         4,711,690      0.9
----------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching             Other Securities                                               764,315      0.1
----------------------------------------------------------------------------------------------------------------------------
Air Transport                               Other Securities                                             3,154,435      0.6
----------------------------------------------------------------------------------------------------------------------------
Aluminum                                    Other Securities                                               396,122      0.1
----------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                    Other Securities                                               549,017      0.1
----------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment              Other Securities                                             2,585,846      0.5
----------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                        Other Securities                                               581,475      0.1
----------------------------------------------------------------------------------------------------------------------------
Banks: New York City                        Other Securities                                               376,096      0.1
----------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                Other Securities                                            24,764,625      4.6
----------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                Other Securities                                               170,856      0.0
----------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                       Other Securities                                               574,564      0.1
----------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production         Alexion Pharmaceuticals, Inc. (a)                18,180      1,318,050      0.2
                                            Myriad Genetics, Inc. (a)                        21,100        960,472      0.2
                                            OSI Pharmaceuticals, Inc. (a)                    27,000      1,115,640      0.2
                                            Other Securities                                            13,560,243      2.5
                                                                                                      ----------------------
                                                                                                        16,954,405      3.1
----------------------------------------------------------------------------------------------------------------------------
Building Materials                          Other Securities                                             3,150,759      0.6
----------------------------------------------------------------------------------------------------------------------------
Building: Cement                            Other Securities                                                77,112      0.0
----------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                Other Securities                                               378,774      0.1
----------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                     Other Securities                                               728,407      0.1
----------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard               Other Securities                                               320,063      0.1
----------------------------------------------------------------------------------------------------------------------------
Cable Television Services                   Other Securities                                               538,322      0.1
----------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                          Other Securities                                             2,413,136      0.4
----------------------------------------------------------------------------------------------------------------------------
Chemicals                                   Energy Conversion Devices, Inc. (a)              19,164      1,411,237      0.3
                                            Hercules, Inc.                                   53,300        902,369      0.2
                                            Other Securities                                             7,867,862      1.4
                                                                                                      ----------------------
                                                                                                        10,181,468      1.9
----------------------------------------------------------------------------------------------------------------------------
Coal                                        Other Securities                                             1,695,304      0.3
----------------------------------------------------------------------------------------------------------------------------
Commercial Information Services             Other Securities                                               973,705      0.2
----------------------------------------------------------------------------------------------------------------------------
Communications & Media                      Other Securities                                               270,735      0.1
----------------------------------------------------------------------------------------------------------------------------
Communications Technology                   Other Securities                                            14,101,690      2.6
----------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems        Micros Systems, Inc. (a)                         38,496      1,173,743      0.2
                                            Parametric Technology Corp. (a)                  54,360        906,181      0.2
                                            Sybase, Inc. (a)                                 37,400      1,100,308      0.2
                                            Other Securities                                            25,931,503      4.8
                                                                                                      ----------------------
                                                                                                        29,111,735      5.4
----------------------------------------------------------------------------------------------------------------------------
Computer Technology                         Other Securities                                             5,540,819      1.0
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


16            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Summary Schedule of Investments (continued)        Master Small Cap Index Series
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                    Shares       Value      Percent
============================================================================================================================
Construction                                EMCOR Group, Inc. (a)                            31,972   $    912,161      0.2%
                                            Other Securities                                             1,212,154      0.2
                                                                                                      ----------------------
                                                                                                         2,124,315      0.4
----------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                        Take-Two Interactive Software, Inc. (a)(b)       36,300        928,191      0.2
                                            Other Securities                                             2,865,677      0.5
                                                                                                      ----------------------
                                                                                                         3,793,868      0.7
----------------------------------------------------------------------------------------------------------------------------
Consumer Products                           Tupperware Corp.                                 29,274      1,001,756      0.2
                                            Other Securities                                             1,840,101      0.3
                                                                                                      ----------------------
                                                                                                         2,841,857      0.5
----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass      Other Securities                                               958,476      0.2
----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic     Other Securities                                               286,783      0.1
----------------------------------------------------------------------------------------------------------------------------
Copper                                      Other Securities                                               566,140      0.1
----------------------------------------------------------------------------------------------------------------------------
Cosmetics                                   Other Securities                                               979,060      0.2
----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services              Other Securities                                             2,972,690      0.5
----------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing          Acuity Brands, Inc.                              19,160        921,213      0.2
                                            Olin Corp.                                       35,214        921,903      0.2
                                            Other Securities                                             3,638,419      0.6
                                                                                                      ----------------------
                                                                                                         5,481,535      1.0
----------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                 Other Securities                                             3,532,921      0.6
Drugs & Pharmaceuticals                     Onyx Pharmaceuticals, Inc. (a)                   26,220        933,432      0.2
                                            United Therapeutics Corp. (a)                    10,646      1,040,647      0.2
                                            Other Securities                                            10,824,899      2.0
                                                                                                      ----------------------
                                                                                                        12,798,978      2.4
----------------------------------------------------------------------------------------------------------------------------
Education Services                          Other Securities                                             1,596,799      0.3
----------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                    Other Securities                                             2,165,856      0.4
----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components           Other Securities                                             4,976,052      0.9
----------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance             Other Securities                                               196,892      0.0
----------------------------------------------------------------------------------------------------------------------------
Electronics                                 Other Securities                                             2,649,925      0.5
----------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                   Other Securities                                               487,631      0.1
Gauges & Meters
----------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                Other Securities                                             5,346,929      1.0
----------------------------------------------------------------------------------------------------------------------------
Electronics: Other                          Other Securities                                                51,100      0.0
----------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/               Microsemi Corp. (a)                              37,090        933,926      0.2
Components                                  Other Securities                                             9,608,237      1.7
                                                                                                      ----------------------
                                                                                                        10,542,163      1.9
----------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                     Other Securities                                             3,373,293      0.6
----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                 Other Securities                                               451,181      0.1
----------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                        Concho Resources, Inc. (a)                       23,600        880,280      0.2
                                            Penn Virginia Corp.                              19,616      1,479,439      0.3
                                            Other Securities                                             3,859,640      0.7
                                                                                                      ----------------------
                                                                                                         6,219,359      1.2
----------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services          Other Securities                                             2,059,060      0.4
----------------------------------------------------------------------------------------------------------------------------
Entertainment                               Other Securities                                             1,153,091      0.2
----------------------------------------------------------------------------------------------------------------------------
Finance Companies                           Other Securities                                               705,539      0.1
----------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                         Other Securities                                               520,005      0.1
----------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                   Other Securities                                             4,128,932      0.8
Services & Systems
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           17

Summary Schedule of Investments (continued)        Master Small Cap Index Series
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                    Shares       Value      Percent
============================================================================================================================
Financial Information Services              Other Securities                                          $  1,082,287      0.2%
----------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                     Other Securities                                             3,824,921      0.7
----------------------------------------------------------------------------------------------------------------------------
Foods                                       Flowers Foods, Inc.                              36,476      1,033,730      0.2
                                            Other Securities                                             6,288,312      1.2
                                                                                                      ----------------------
                                                                                                         7,322,042      1.4
----------------------------------------------------------------------------------------------------------------------------
Forest Products                             Other Securities                                               917,050      0.2
----------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services              Other Securities                                               448,278      0.1
----------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                Other Securities                                               289,613      0.1
----------------------------------------------------------------------------------------------------------------------------
Glass                                       Other Securities                                               221,392      0.0
----------------------------------------------------------------------------------------------------------------------------
Gold                                        Other Securities                                             1,327,624      0.2
----------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                      Psychiatric Solutions, Inc. (a)                  26,200        991,408      0.2
                                            Other Securities                                             2,307,377      0.4
                                                                                                      ----------------------
                                                                                                         3,298,785      0.6
----------------------------------------------------------------------------------------------------------------------------
Health Care Management Services             Other Securities                                             4,669,392      0.9
----------------------------------------------------------------------------------------------------------------------------
Health Care Services                        Other Securities                                             3,837,532      0.7
----------------------------------------------------------------------------------------------------------------------------
Homebuilding                                Other Securities                                             1,088,607      0.2
----------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                 Other Securities                                               333,112      0.1
----------------------------------------------------------------------------------------------------------------------------
Household Furnishings                       Other Securities                                             1,467,119      0.3
----------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices     Other Securities                                             4,276,840      0.8
----------------------------------------------------------------------------------------------------------------------------
Industrial Products                         Other Securities                                               145,536      0.0
----------------------------------------------------------------------------------------------------------------------------
Insurance: Life                             Other Securities                                             1,896,275      0.4
----------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                       Other Securities                                             5,477,654      1.0
----------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                Aspen Insurance Holdings Ltd. (c)                40,300        953,901      0.2
                                            Other Securities                                             8,848,372      1.6
                                                                                                      ----------------------
                                                                                                         9,802,273      1.8
----------------------------------------------------------------------------------------------------------------------------
Investment Management Companies             Apollo Investment Corp. (b)                      67,146        962,202      0.2
                                            Other Securities                                             2,350,762      0.4
                                                                                                      ----------------------
                                                                                                         3,312,964      0.6
----------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                Other Securities                                               847,047      0.2
----------------------------------------------------------------------------------------------------------------------------
Leisure Time                                Other Securities                                             2,208,867      0.4
----------------------------------------------------------------------------------------------------------------------------
Machine Tools                               Other Securities                                               186,863      0.0
----------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                     Other Securities                                               485,575      0.1
----------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                     Other Securities                                               729,774      0.1
----------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling          Other Securities                                               466,079      0.1
----------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                          Other Securities                                               552,917      0.1
----------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty             Nordson Corp.                                    15,910      1,159,680      0.2
                                            Woodward Governor Co.                            27,758        989,850      0.2
                                            Other Securities                                             3,901,546      0.7
                                                                                                      ----------------------
                                                                                                         6,051,076      1.1
----------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                         Dril-Quip, Inc. (a)                              14,576        918,288      0.2
Equipment & Services                        W-H Energy Services, Inc. (a)                    14,657      1,403,261      0.3
                                            Other Securities                                             8,194,236      1.5
                                                                                                      ----------------------
                                                                                                        10,515,785      2.0
----------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                        Other Securities                                               518,767      0.1
----------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                        Other Securities                                               429,760      0.1
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


18            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Summary Schedule of Investments (continued)        Master Small Cap Index Series
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                    Shares       Value      Percent
============================================================================================================================
Manufacturing                               Other Securities                                          $    569,346      0.1%
----------------------------------------------------------------------------------------------------------------------------
Medical & Dental                            Owens & Minor, Inc.                              19,398        886,295      0.2
Instruments & Supplies                      Other Securities                                            14,298,900      2.6
                                                                                                      ----------------------
                                                                                                        15,185,195      2.8
----------------------------------------------------------------------------------------------------------------------------
Medical Services                            Other Securities                                             2,256,029      0.4
----------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                           Other Securities                                             4,305,209      0.8
----------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous             Compass Minerals International, Inc.             15,300      1,232,568      0.2
                                            GrafTech International Ltd. (a)                  48,744      1,307,802      0.2
                                            Other Securities                                             2,859,184      0.5
                                                                                                      ----------------------
                                                                                                         5,399,554      0.9
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                    Other Securities                                               112,660      0.0
Consumer Discretionary
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples              Other Securities                                               116,280      0.0
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care                   Other Securities                                               102,300      0.0
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities       Other Securities                                               883,101      0.2
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing        Other Securities                                               555,328      0.1
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables             Other Securities                                               267,705      0.1
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                    Other Securities                                               572,222      0.1
----------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                      Other Securities                                             1,716,748      0.3
----------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment       Other Securities                                             1,806,563      0.3
----------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                           Other Securities                                               218,790      0.0
----------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                        Berry Petroleum Co. Class A                      20,202      1,189,494      0.2
                                            Bill Barrett Corp. (a)                           17,300      1,027,793      0.2
                                            Carrizo Oil & Gas, Inc. (a)                      12,900        878,361      0.2
                                            Comstock Resources, Inc. (a)                     21,557      1,820,057      0.3
                                            EXCO Resources, Inc. (a)                         35,200      1,299,232      0.2
                                            Stone Energy Corp. (a)                           13,478        888,335      0.2
                                            Swift Energy Co. (a)                             14,417        952,387      0.2
                                            Other Securities                                            14,584,867      2.7
                                                                                                      ----------------------
                                                                                                        22,640,526      4.2
----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                    Other Securities                                             1,400,052      0.3
----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International               Other Securities                                               238,007      0.0
----------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                           Other Securities                                               961,933      0.2
----------------------------------------------------------------------------------------------------------------------------
Paper                                       Other Securities                                             2,272,123      0.4
----------------------------------------------------------------------------------------------------------------------------
Plastics                                    Other Securities                                               133,472      0.0
----------------------------------------------------------------------------------------------------------------------------
Pollution Control &                         Other Securities                                             2,222,252      0.4
Environmental Services
----------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                Other Securities                                               732,032      0.1
----------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                 Other Securities                                             1,005,603      0.2
----------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment             Other Securities                                             6,162,503      1.1
----------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                   Other Securities                                             1,045,411      0.2
----------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                      Other Securities                                             1,065,028      0.2
----------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                     Other Securities                                             1,342,749      0.2
----------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                          Westinghouse Air Brake Technologies Corp.        22,839      1,110,432      0.2
                                            Other Securities                                               417,548      0.1
                                                                                                      ----------------------
                                                                                                         1,527,980      0.3
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           19

Summary Schedule of Investments (continued)        Master Small Cap Index Series
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                    Shares       Value      Percent
============================================================================================================================
Railroads                                   Other Securities                                          $    482,234      0.1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate                                 Other Securities                                             1,463,088      0.3
----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)       Anthracite Capital, Inc. (c)(d)                  26,600        187,264      0.0
                                            Realty Income Corp.                              47,800      1,087,928      0.2
                                            Other Securities                                            27,130,860      5.0
                                                                                                      ----------------------
                                                                                                        28,406,052      5.2
----------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats               Other Securities                                               872,367      0.2
----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial       Other Securities                                               704,808      0.1
----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer         Other Securities                                             1,604,088      0.3
----------------------------------------------------------------------------------------------------------------------------
Restaurants                                 Other Securities                                             5,876,063      1.1
----------------------------------------------------------------------------------------------------------------------------
Retail                                      Aeropostale, Inc. (a)(c)                         31,575        989,245      0.2
                                            Other Securities                                            14,280,895      2.6
                                                                                                      ----------------------
                                                                                                        15,270,140      2.8
----------------------------------------------------------------------------------------------------------------------------
Savings & Loan                              Other Securities                                             5,071,259      0.9
----------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers            Other Securities                                               920,907      0.2
----------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services             Other Securities                                             2,688,476      0.5
----------------------------------------------------------------------------------------------------------------------------
Services: Commercial                        Waste Connections, Inc. (a)                      31,327      1,000,271      0.2
                                            Watson Wyatt Worldwide, Inc.                     20,115      1,063,882      0.2
                                            Other Securities                                            14,849,257      2.7
                                                                                                      ----------------------
                                                                                                        16,913,410      3.1
----------------------------------------------------------------------------------------------------------------------------
Shipping                                    Other Securities                                             4,911,822      0.9
----------------------------------------------------------------------------------------------------------------------------
Shoes                                       Other Securities                                             3,641,676      0.7
----------------------------------------------------------------------------------------------------------------------------
Steel                                       Other Securities                                             1,557,466      0.3
----------------------------------------------------------------------------------------------------------------------------
Sugar                                       Other Securities                                                85,415      0.0
----------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                Polycom, Inc. (a)                                41,500      1,010,940      0.2
                                            Other Securities                                             2,566,262      0.5
                                                                                                      ----------------------
                                                                                                         3,577,202      0.7
----------------------------------------------------------------------------------------------------------------------------
Textile Products                            Other Securities                                               365,908      0.1
----------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers              The Warnaco Group, Inc. (a)                      21,500        947,505      0.2
                                            Other Securities                                             3,346,853      0.6
                                                                                                      ----------------------
                                                                                                         4,294,358      0.8
----------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                              Other Securities                                               677,450      0.1
----------------------------------------------------------------------------------------------------------------------------
Tobacco                                     Other Securities                                             1,215,372      0.2
----------------------------------------------------------------------------------------------------------------------------
Toys                                        Other Securities                                             1,154,101      0.2
----------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                Other Securities                                             1,561,081      0.3
----------------------------------------------------------------------------------------------------------------------------
Truckers                                    Other Securities                                             3,223,990      0.6
----------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                 Other Securities                                               116,412      0.0
----------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                       ITC Holdings Corp.                               23,300      1,190,863      0.2
                                            Westar Energy, Inc.                              49,500      1,064,745      0.2
                                            Other Securities                                             7,469,315      1.4
                                                                                                      ----------------------
                                                                                                         9,724,923      1.8
----------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                 Nicor, Inc.                                      21,300        907,167      0.2
                                            Piedmont Natural Gas Co. (b)                     34,600        905,136      0.1
                                            Other Securities                                             3,855,390      0.7
                                                                                                      ----------------------
                                                                                                         5,667,693      1.0
----------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                    Other Securities                                               667,290      0.1
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


20            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Summary Schedule of Investments (continued)        Master Small Cap Index Series
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                    Shares       Value      Percent
============================================================================================================================
Utilities: Telecommunications               TW Telecom, Inc. (a)(b)                          69,500   $  1,114,085      0.2%
                                            Other Securities                                             4,881,990      0.9
                                                                                                      ----------------------
                                                                                                         5,996,075      1.1
----------------------------------------------------------------------------------------------------------------------------
Utilities: Water                            Other Securities                                             1,225,110      0.2
----------------------------------------------------------------------------------------------------------------------------
Wholesalers                                 Other Securities                                             1,185,216      0.2
----------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks                                        496,365,284     91.5
============================================================================================================================

============================================================================================================================
                                            Exchange-Traded Funds
============================================================================================================================
                                            iShares Russell 2000 Index Fund (b)              67,164      4,636,331      0.9
----------------------------------------------------------------------------------------------------------------------------
                                            Total Exchange-Traded Funds                                  4,636,331      0.9
============================================================================================================================

============================================================================================================================
                                            Mutual Funds
============================================================================================================================
                                            BlackRock Kelso Capital Corp. (d)                 4,100         38,786      0.0
----------------------------------------------------------------------------------------------------------------------------
                                            Other Securities                                               670,600      0.1
----------------------------------------------------------------------------------------------------------------------------
                                            Total Mutual Funds                                             709,386      0.1
============================================================================================================================

============================================================================================================================
                                            Warrants (e)
============================================================================================================================
Communications Technology                   Other Securities                                                     0      0.0
----------------------------------------------------------------------------------------------------------------------------
                                            Total Warrants                                                       0      0.0
============================================================================================================================

============================================================================================================================
                                            Other Interests (f)
============================================================================================================================
Oil: Crude Producers                        Other Securities                                                     0      0.0
----------------------------------------------------------------------------------------------------------------------------
                                            Total Other Interests                                                0      0.0
============================================================================================================================
                                            Total Long-Term Investments
                                            (Cost -- $493,391,561)                                     501,711,001     92.5
============================================================================================================================
                                                                                         Beneficial
                                                                                           Interest
                                            Short-Term Securities                             (000)
============================================================================================================================
                                            BlackRock Liquidity Series, LLC Cash Sweep
                                            Series, 2.56% (d)(g)                            $34,422     34,421,562      6.3
                                            BlackRock Liquidity Series, LLC Money Market
                                            Series, 2.70% (d)(g)(h)                          64,589     64,588,600     11.9
----------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost -- $99,010,162) -- 18.2%                              99,010,162     18.2
============================================================================================================================
Total Investments (Cost -- $592,401,723*)                                                              600,721,163    110.7

Liabilities in Excess of Other Assets                                                                  (57,908,928)   (10.7)
                                                                                                      ----------------------
Net Assets                                                                                            $542,812,235    100.0%
                                                                                                      ======================

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           21

Summary Schedule of Investments (concluded)        Master Small Cap Index Series

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 598,304,091
                                                                  =============
      Gross unrealized appreciation ..........................    $  79,863,244
      Gross unrealized depreciation ..........................      (77,446,172)
                                                                  -------------
      Net unrealized appreciation ............................    $   2,417,072
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                                                               Interest/
                                                              Purchase          Sale           Realized         Dividend
      Affiliate                                                 Cost            Cost             Loss            Income
      -------------------------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.                                        --     $   120,735      $   (48,521)    $    17,439
      BlackRock Kelso Capital Corp.                          $    15,517     $     6,168      $      (524)    $     2,279
      BlackRock Liquidity Series, LLC Cash Sweep Series      $ 1,194,769*             --               --     $   378,995
      BlackRock Liquidity Series, LLC Money Market Series             --     $19,220,217**             --     $   597,824
      -------------------------------------------------------------------------------------------------------------------
      *     Represents net purchase cost.
      **    Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of June 30, 2008, were as follows:

      --------------------------------------------------------------------------
                                        Expiration       Face        Unrealized
      Contracts       Issue                Date          Value      Depreciation
      --------------------------------------------------------------------------
        603      Russell 2000 Index   September 2008  $43,948,831   $(2,239,321)
      --------------------------------------------------------------------------

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities

      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to
      Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

      --------------------------------------------------------------------------
                                            Investments in       Other Financial
      Valuation Inputs                        Securities           Instruments*
      --------------------------------------------------------------------------
      Level 1 ...........................    $501,711,001         $ (2,239,321)
      Level 2 ...........................      99,010,162                   --
      Level 3 ...........................              --                   --
      --------------------------------------------------------------------------
      Total                                  $600,721,163         $ (2,239,321)
                                             ===================================
      *     Other financial instruments are futures.

      See Notes to Financial Statements.


22            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Statement of Assets and Liabilities                Master Small Cap Index Series

June 30, 2008 (Unaudited)
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $54,110,838) (cost -- $493,080,503) ...........    $501,484,951
Investments at value -- affiliated (cost -- $99,321,220) ...........................................................      99,236,212
Cash ...............................................................................................................         876,888
Investments sold receivable ........................................................................................      83,594,388
Contributions receivable from Investors ............................................................................       1,376,705
Dividends receivable ...............................................................................................         539,407
Securities lending income receivable ...............................................................................          92,177
Receivable from advisor ............................................................................................           1,541
Prepaid expenses ...................................................................................................          17,103
Other assets .......................................................................................................           5,713
                                                                                                                        ------------
Total assets .......................................................................................................     687,225,085
                                                                                                                        ------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned -- at value ........................................................................      64,588,600
Investments purchased payable ......................................................................................      79,342,102
Margin variation payable ...........................................................................................         434,749
Other affiliates payable ...........................................................................................           4,343
Officer's and Directors' fees payable ..............................................................................             117
Other accrued expenses payable .....................................................................................          41,556
Other liabilities payable ..........................................................................................           1,383
                                                                                                                        ------------
Total liabilities ..................................................................................................     144,412,850
                                                                                                                        ------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net assets .........................................................................................................    $542,812,235
                                                                                                                        ============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Investors' capital .................................................................................................    $536,732,116
Net unrealized appreciation/depreciation ...........................................................................       6,080,119
                                                                                                                        ------------
Net assets .........................................................................................................    $542,812,235
                                                                                                                        ============

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           23

Statement of Operations                            Master Small Cap Index Series

Six Months Ended June 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $1,058 foreign withholding tax and $19,718 from affiliates) .....................................    $  2,578,195
Interest from affiliates ..........................................................................................         378,995
Securities lending ................................................................................................         597,824
                                                                                                                       ------------
Total income ......................................................................................................       3,555,014
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Custodian .........................................................................................................          63,851
Accounting services ...............................................................................................          49,000
Professional ......................................................................................................          42,254
Investment advisory ...............................................................................................          26,865
Officer and Directors .............................................................................................          11,359
Printing ..........................................................................................................             528
Miscellaneous .....................................................................................................           6,260
                                                                                                                       ------------
Total expenses ....................................................................................................         200,117
Less fees waived by advisor .......................................................................................          (8,848)
Less fees paid indirectly .........................................................................................            (775)
                                                                                                                       ------------
Total expenses after fees waived and paid indirectly ..............................................................         190,494
                                                                                                                       ------------
Net investment income .............................................................................................       3,364,520
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments (including $(49,045) from affiliates) .............................................................       8,191,176
    In-kind redemption ............................................................................................     (11,422,101)
    Futures .......................................................................................................         496,632
                                                                                                                       ------------
                                                                                                                         (2,734,293)
                                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
    Investments ...................................................................................................     (54,081,567)
    Futures .......................................................................................................      (2,708,926)
                                                                                                                       ------------
                                                                                                                        (56,790,493)
                                                                                                                       ------------
Total realized and unrealized loss ................................................................................     (59,524,786)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ..............................................................    $(56,160,266)
                                                                                                                       ============

See Notes to Financial Statements.


24            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                      Six Months
                                                                                                        Ended
                                                                                                       June 30,         Year Ended
                                                                                                         2008          December 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)           2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $   3,364,520     $  10,909,414
Net realized gain (loss) .......................................................................       (2,734,293)       21,031,968
Net change in unrealized appreciation/depreciation .............................................      (56,790,493)      (45,314,859)
                                                                                                    -------------------------------
Net decrease in net assets resulting from operations ...........................................      (56,160,266)      (13,373,477)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ....................................................................      170,373,581       443,692,332
Fair value of withdrawals ......................................................................     (201,795,364)     (361,297,148)
                                                                                                    -------------------------------
Increase (decrease) in net assets derived from capital transactions ............................      (31,421,783)       82,395,184
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................      (87,582,049)       69,021,707
Beginning of period ............................................................................      630,394,284       561,372,577
                                                                                                    -------------------------------
End of period ..................................................................................    $ 542,812,235     $ 630,394,284
                                                                                                    ===============================

Financial Highlights                               Master Small Cap Index Series

                                                    Six Months
                                                      Ended
                                                     June 30,                      Year Ended December 31,
                                                       2008      ------------------------------------------------------------
                                                    (Unaudited)    2007         2006         2005         2004         2003
=============================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------
Total investment return ........................       (9.27)% 1    (1.46)%      18.13%        4.63%       18.15%       47.11%
                                                    =========================================================================
=============================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Total expenses after fees waived and paid
  indirectly ...................................        0.07% 2      0.06%        0.07%        0.07%        0.08%        0.09%
                                                    =========================================================================
Total expenses after fees waived and before paid
  indirectly ...................................        0.07% 2      0.06%        0.07%        0.07%        0.08%        0.09%
                                                    =========================================================================
Total expenses .................................        0.07% 2      0.06%        0.07%        0.08%        0.08%        0.10%
                                                    =========================================================================
Net investment income ..........................        1.25% 2      1.69%        1.55%        1.17%        1.11%        1.13%
                                                    =========================================================================
=============================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ................    $542,812     $630,394     $561,373     $370,145     $365,661     $335,659
                                                    =========================================================================
Portfolio turnover .............................          34%          26%          40%          37%          38%          29%
                                                    =========================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           25

Notes to Financial Statements (Unaudited)          Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregates assets in connection with certain investments (e.g., futures), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Securities lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities


26            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Notes to Financial Statements (continued)          Master Small Cap Index Series

but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate shares of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under the applicable foreign tax laws, a withholding tax may be imposed on interest dividend, and capital gains at various rates.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact of the Series' financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

The Advisor has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Advisor will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.08% of the Series' average daily net assets. This arrangement has a one-year term and is renewable. This amount is shown on the Statement of Operations as fees waived by the Advisor.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           27

Notes to Financial Statements (concluded)          Master Small Cap Index Series

For the six months ended June 30, 2008, the Series reimbursed the Advisor $4,043 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2008, the Series lent securities with a value of $2,416,233 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended June 30, 2008, BIM received $148,155 in securities lending agent fees.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $174,555,892, and $215,406,565, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.


28            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

BlackRock Small Cap Index Fund (the "Fund") of BlackRock Index Funds, Inc. (the "Series Fund") currently invests all of its investable assets in the Master Small Cap Index Series (the "Portfolio") of Quantitative Master Series LLC (the "Master LLC"). Accordingly, the Fund does not require investment advisory services, since all investments are made at the Portfolio level.

The Board of Directors of the Master LLC met in person in April and June 2008 to consider the approval of the Master LLC's investment advisory agreement entered into on behalf of the Portfolio with the Master LLC's investment adviser, BlackRock Advisors, LLC (the "Adviser") (the "Advisory Agreement"). The Board of the Master LLC also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements." Since the Fund invests all of its investable assets in the Portfolio, the Board of Directors of the Series Fund also considered the approval of the Agreements. For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Directors of the Series Fund, which are comprised of the same thirteen individuals, are herein referred to collectively as the "Boards," the members of which are referred to as "Directors."

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not "interested persons" of either the Series Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Boards are responsible for the oversight of the operations of the Fund and the Portfolio, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are both Independent Directors. The Boards established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with the Subadviser with respect to the Portfolio with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Boards also received and assessed information regarding the services provided to the Fund and/or the Portfolio by certain unaffiliated service providers.

Throughout the year, the Boards, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Boards considered, as pertinent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund and/or the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) Fund and/or Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's and the Portfolio's investment objective, policies and restrictions, (e) the Master LLC's and the Series Fund's compliance with their respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Boards; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meetings at which approval of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Fund's fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers");
(b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund and/or the Portfolio, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares and the Portfolio's interests; and (f) an internal comparison


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Boards requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Fund and the Portfolio profitability, the Fund and the Portfolio size and the Fund and the Portfolio fee levels; and (iv) additional information on sales and redemptions.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and the Portfolio. The Boards did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered materials provided. As a result of the discussions, the Boards requested and BlackRock provided additional information, as detailed above, in advance of the June 3 - 4, 2008 Board meeting. At an in-person meeting held on June 3 - 4, 2008, the Boards, including the Independent Directors, unanimously approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Boards considered all factors they believed relevant with respect to the Fund and the Portfolio, as relevant, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund, and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Fund and the Portfolio; and
(iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Boards compared the Fund's performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Boards met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Portfolio's portfolio management team discussing the performance and the Portfolio's investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed BlackRock's compensation structure with respect to the portfolio management team of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund/Portfolio. BlackRock and its affiliates provide the Fund and the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Portfolio with other services, including, as pertinent, (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports;
(b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Fund and the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Boards reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund, the Portfolio and BlackRock: The Boards, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.


30            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

In considering the performance data provided by Lipper, the Boards noted that the Fund's investment performance is compared to that of funds in the Small Cap Core Funds Lipper category, which is largely comprised of actively managed small cap portfolios, rather than to that of other small cap index funds with a similar objective. The Board noted that the Fund consistently equaled the performance of the Russell 2000 Index.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund and the Portfolio: The Boards, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in the Fund's Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Boards reviewed BlackRock's profitability with respect to the Portfolio and each fund the Boards currently oversee for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Boards considered the cost of the services provided to the Fund and the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution, as pertinent, of the Fund and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock's methodology in allocating its costs to the management of the Fund and the Portfolio and concluded that there was a reasonable basis for the allocation. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Boards noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers. The Board also noted that the Adviser had entered into two contractual arrangements with the Fund/Portfolio: (a) one that limits the combined administrative and advisory fees of the Fund/Portfolio to a level specified in the agreement and
(b) a second pursuant to which BlackRock will waive a portion of its advisory or administrative fees and/or reimburse expenses of the Fund/Portfolio to ensure that total operating expenses of the Portfolio do not exceed a specified amount. No fees were waived pursuant to these arrangements because the specified levels were not exceeded.

D. Economies of Scale: The Boards, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund and the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Portfolio to participate in these economies of scale. The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund and the Portfolio. The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Boards also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund and the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund and the Portfolio, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third-party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock's brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           31

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

Conclusion

The Boards approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Fund/Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Boards, including the Independent Directors, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Portfolio and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund and the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund/Master LLC President and Chief Executive Officer Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund/Master LLC Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
North Quincy, MA 02171

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


32            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           33

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


            BLACKROCK SMALL CAP INDEX FUND            JUNE 30, 2008           35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Small Cap Index Fund of
BlackRock Index Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                   #Index 3-6/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            Schedule of Investments - Master Small Cap Index Series

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%                      DG FastChannel, Inc. (a)                                     7,000   $     120,750
                                                 Greenfield Online, Inc. (a)                                 12,100         180,532
                                                 Harte-Hanks, Inc.                                           18,700         214,115
                                                 inVentiv Health, Inc. (a)                                   15,700         436,303
                                                 Marchex, Inc. Class B (b)                                   11,300         139,216
                                                 National CineMedia, Inc.                                    19,070         203,286
                                                 R.H. Donnelley Corp. (a)                                    35,600         106,800
                                                 Valassis Communications, Inc. (a)                           22,800         285,456
                                                 ValueClick, Inc. (a)                                        45,080         682,962
                                                                                                                      -------------
                                                                                                                          2,369,420
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%                                 AeroVironment, Inc. (a)                                      5,400         146,772
                                                 Argon ST, Inc. (a)                                           6,200         153,760
                                                 Ascent Solar Technologies, Inc. (a)                          3,100          32,085
                                                 Curtiss-Wright Corp.                                        21,068         942,582
                                                 Ducommun, Inc. (a)                                           5,500         126,280
                                                 Heico Corp. (b)                                             10,626         345,770
                                                 LMI Aerospace, Inc. (a)                                      4,600          80,822
                                                 Ladish Co., Inc. (a)                                         6,900         142,071
                                                 Moog, Inc. Class A (a)                                      20,113         749,008
                                                 Orbital Sciences Corp. (a)                                  27,535         648,725
                                                 Teledyne Technologies, Inc. (a)                             16,734         816,452
                                                 TransDigm Group, Inc. (a)                                   15,700         527,363
                                                                                                                      -------------
                                                                                                                          4,711,690
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%           AgFeed Industries, Inc. (a)                                 10,100         151,197
                                                 Alico, Inc.                                                  1,500          51,990
                                                 The Andersons, Inc.                                          8,900         362,319
                                                 Cadiz, Inc. (a)                                              5,700          91,884
                                                 Calavo Growers, Inc.                                         5,700          69,825
                                                 HQ Sustainable Maritime Industries, Inc. (a)                 2,800          37,100
                                                                                                                      -------------
                                                                                                                            764,315
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.6%                             AAR Corp. (a)                                               18,968         256,637
                                                 AirTran Holdings, Inc. (a)(b)                               47,720          97,349
                                                 Alaska Air Group, Inc. (a)                                  17,298         265,351
                                                 Allegiant Travel Co. (a)                                     6,900         128,271
                                                 Atlas Air Worldwide Holdings, Inc. (a)                       6,200         306,652
                                                 Bristow Group, Inc. (a)                                      9,485         469,413
                                                 Hawaiian Holdings, Inc. (a)                                 20,300         141,085
                                                 JetBlue Airways Corp. (a)(b)                                82,100         306,233
                                                 PHI, Inc. (a)                                                6,500         261,105
                                                 Republic Airways Holdings, Inc. (a)                         15,200         131,632
                                                 SkyWest, Inc.                                               27,700         350,405
                                                 UAL Corp.                                                   61,600         321,552
                                                 US Airways Group, Inc. (a)                                  47,500         118,750
                                                                                                                      -------------
                                                                                                                          3,154,435
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                  Kaiser Aluminum Corp.                                        7,400         396,122
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                  ATC Technology Corp. (a)                                    10,043         233,801
                                                 Commercial Vehicle Group, Inc. (a)                          10,050          93,967
                                                 Dorman Products, Inc. (a)                                    6,300          50,778
                                                 Superior Industries International, Inc. (b)                 10,099         170,471
                                                                                                                      -------------
                                                                                                                            549,017
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.5%            American Axle & Manufacturing Holdings, Inc.                20,500   $     163,795
                                                 Amerigon Inc. (a)                                           10,100          71,609
                                                 ArvinMeritor, Inc.                                          35,600         444,288
                                                 Dana Holding Corp. (a)                                      46,500         248,775
                                                 Fuel Systems Solutions, Inc. (a)                             6,000         231,000
                                                 Hayes Lemmerz International, Inc. (a)                       48,000         136,320
                                                 Lear Corp. (a)                                              29,780         422,280
                                                 Quantum Fuel Systems Technologies Worldwide, Inc. (a)       30,800          94,864
                                                 Sauer-Danfoss, Inc.                                          4,473         139,334
                                                 Stoneridge, Inc. (a)                                         6,700         114,302
                                                 Tenneco, Inc. (a)                                           22,100         299,013
                                                 Visteon Corp. (a)                                           62,100         163,323
                                                 Wonder Auto Technology, Inc. (a)                             8,100          56,943
                                                                                                                      -------------
                                                                                                                          2,585,846
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                      Accuride Corp. (a)                                          18,500          78,625
                                                 Force Protection, Inc. (a)(b)                               32,400         107,244
                                                 Modine Manufacturing Co.                                    14,094         174,343
                                                 Spartan Motors, Inc.                                        14,900         111,303
                                                 Wabash National Corp.                                       14,545         109,960
                                                                                                                      -------------
                                                                                                                            581,475
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                      Signature Bank (a)                                          14,600         376,096
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 4.6%              1st Source Corp.                                             5,584          89,902
                                                 Abington Bancorp, Inc.                                      12,980         118,378
                                                 Amcore Financial, Inc.                                      10,653          60,293
                                                 Ameris Bancorp                                               6,400          55,680
                                                 Ames National Corp.                                          3,700          61,346
                                                 Arrow Financial Corp.                                        5,000          90,650
                                                 BancTrust Financial Group, Inc.                              9,900          65,241
                                                 Bancfirst Corp.                                              2,990         127,972
                                                 Banco Latinoamericano de Exportaciones, SA 'E'              12,600         203,994
                                                 Bank of the Ozarks, Inc.                                     5,800          86,188
                                                 BankFinancial Corp.                                         10,800         140,508
                                                 Banner Corp.                                                 7,213          63,907
                                                 Beneficial Mutual Bancorp, Inc. (a)                         14,100         156,087
                                                 Boston Private Financial Holdings, Inc.                     18,333         103,948
                                                 Bryn Mawr Bank Corp.                                         3,000          52,500
                                                 CVB Financial Corp.                                         30,265         285,701
                                                 Camden National Corp.                                        4,200          97,776
                                                 Capital City Bank Group, Inc. (b)                            4,721         102,729
                                                 Capitol Bancorp Ltd. (b)                                     6,700          60,099
                                                 Cardinal Financial Corp.                                    13,200          82,632
                                                 Cascade Bancorp (b)                                         10,525          80,727
                                                 Cathay General Bancorp (b)                                  23,144         251,575
                                                 Centerstate Banks of Florida, Inc.                           4,200          46,326
                                                 Central Pacific Financial Corp.                             13,648         145,488
                                                 Chemical Financial Corp.                                    11,348         231,499
                                                 Citizens & Northern Corp.                                    5,000          82,550
                                                 Citizens Banking Corp.                                      41,487         116,993
                                                 CityBank                                                     6,398          55,023

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 City Holding Co.                                             7,793   $     317,721
                                                 Clifton Savings Bancorp, Inc.                                2,600          25,324
                                                 CoBiz Financial, Inc.                                        8,826          58,075
                                                 The Colonial BancGroup, Inc.                                98,700         436,254
                                                 Columbia Banking System, Inc.                                8,541         165,097
                                                 Community Bank System, Inc.                                 14,200         292,804
                                                 Community Trust Bancorp, Inc.                                7,023         184,424
                                                 Corus Bankshares, Inc. (b)                                  17,904          74,481
                                                 East-West Bancorp, Inc.                                     32,000         225,927
                                                 Encore Bancshares, Inc. (a)                                  2,800          43,820
                                                 Enterprise Financial Services Corp. (b)                      4,200          79,170
                                                 Farmers Capital Bank Corp.                                   2,700          47,574
                                                 Financial Institutions, Inc.                                 6,100          97,966
                                                 First BanCorp, Inc. (b)                                     43,136         332,987
                                                 First Busey Corp. (b)                                       11,214         148,249
                                                 First Commonwealth Financial Corp. (b)                      33,640         313,861
                                                 First Community Bancshares, Inc.                             4,294         121,091
                                                 First Financial Bancorp                                     19,187         176,520
                                                 First Financial Bankshares, Inc.                            10,153         465,109
                                                 First Financial Corp.                                        5,344         163,580
                                                 First Merchants Corp.                                        8,446         153,295
                                                 First Midwest Bancorp, Inc.                                 22,700         423,355
                                                 First South Bancorp, Inc. (b)                                3,800          48,944
                                                 FirstMerit Corp.                                            38,100         621,411
                                                 Fox Chase Bancorp, Inc. (a)                                  2,500          25,650
                                                 Frontier Financial Corp. (b)                                23,766         202,486
                                                 Glacier Bancorp, Inc. (b)                                   25,264         403,971
                                                 Greene County Bancshares, Inc.                               5,400          75,708
                                                 Guaranty Bancorp (a)                                        21,100          75,960
                                                 Hancock Holding Co.                                         12,154         477,531
                                                 Hanmi Financial Corp.                                       17,704          92,238
                                                 Harleysville National Corp. (b)                             14,836         165,570
                                                 Heartland Financial USA, Inc.                                4,800          87,312
                                                 Heritage Commerce Corp.                                      6,200          61,380
                                                 Home Bancshares, Inc.                                        4,500         101,160
                                                 Independent Bank Corp./MA                                    7,745         184,641
                                                 Integra Bank Corp.                                           9,774          76,530
                                                 International Bancshares Corp.                              23,910         510,957
                                                 Investors Bancorp, Inc. (a)                                 20,900         272,954
                                                 Lakeland Bancorp, Inc.                                       7,605          92,629
                                                 Lakeland Financial Corp.                                     5,700         108,756
                                                 MASSBANK Corp.                                               2,200          87,076
                                                 MB Financial, Inc.                                          17,083         383,855
                                                 MainSource Financial Group, Inc.                             8,819         136,695
                                                 Midwest Banc Holdings, Inc.                                 10,380          50,551
                                                 NBT Bancorp, Inc.                                           14,713         303,235
                                                 Nara Bancorp, Inc.                                          10,600         113,738

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 National Penn Bancshares, Inc. (b)                          37,365   $     496,207
                                                 Northfield Bancorp, Inc. (a)(b)                              7,000          75,250
                                                 Old National Bancorp (b)                                    32,295         460,527
                                                 Old Second Bancorp, Inc.                                     6,522          75,786
                                                 Oriental Financial Group                                    12,218         174,229
                                                 PacWest Bancorp                                             11,611         172,772
                                                 Pacific Capital Bancorp                                     21,862         301,258
                                                 Pacific Continental Corp.                                    4,700          51,653
                                                 Park National Corp. (b)                                      5,415         291,869
                                                 Peapack-Gladstone Financial Corp.                            4,500          98,865
                                                 Pennsylvania Commerce Bancorp, Inc. (a)                      3,000          72,150
                                                 Peoples Bancorp, Inc.                                        4,910          93,192
                                                 Pinnacle Financial Partners, Inc. (a)                       10,700         214,963
                                                 Piper Jaffray Cos. (a)                                       8,300         243,439
                                                 Premierwest Bancorp                                         10,900          63,765
                                                 PrivateBancorp, Inc. (b)                                     8,896         270,260
                                                 Prosperity Bancshares, Inc.                                 18,400         491,832
                                                 Provident Bankshares Corp.                                  15,724         100,319
                                                 Renasant Corp.                                               9,798         144,325
                                                 Republic Bancorp, Inc. Class A                               3,354          82,508
                                                 S&T Bancorp, Inc.                                           11,463         333,115
                                                 SCBT Financial Corp.                                         3,963         113,183
                                                 SVB Financial Group (a)                                     14,200         683,162
                                                 SY Bancorp, Inc.                                             7,030         150,161
                                                 Sandy Spring Bancorp, Inc.                                   7,814         129,556
                                                 Santander BanCorp                                            1,203          12,764
                                                 Seacoast Banking Corp. of Florida (b)                        7,058          54,770
                                                 Security Bank Corp. (b)                                          1               6
                                                 Shore Bancshares, Inc.                                       4,600          86,112
                                                 Sierra Bancorp                                               3,500          57,750
                                                 Simmons First National Corp. Class A                         5,700         159,429
                                                 Smithtown Bancorp, Inc.                                      5,400          87,750
                                                 The South Financial Group, Inc. (b)                         39,300         154,056
                                                 Southside Bancshares, Inc.                                   5,649         104,168
                                                 Southwest Bancorp, Inc.                                      6,800          78,200
                                                 State Bancorp, Inc.                                          7,700          96,250
                                                 StellarOne Corp.                                            11,700         170,820
                                                 Sterling Bancshares, Inc.                                   34,714         315,550
                                                 Suffolk Bancorp                                              4,700         138,086
                                                 Sun Bancorp, Inc. (a)                                        5,728          58,134
                                                 Susquehanna Bancshares, Inc.                                40,456         553,843
                                                 Texas Capital Bancshares, Inc. (a)                          11,361         181,776
                                                 Tompkins Trustco, Inc.                                       3,040         113,088
                                                 Towne Bank                                                  10,700         161,142
                                                 Trico Bancshares                                             6,578          72,029
                                                 TrustCo Bank Corp. NY (b)                                   34,961         259,411
                                                 Trustmark Corp.                                             24,227         427,607
                                                 UCBH Holdings, Inc. (b)                                     56,500         127,125
                                                 UMB Financial Corp.                                         14,652         751,208

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Umpqua Holdings Corp. (b)                                   28,480   $     345,462
                                                 Union Bankshares Corp.                                       4,700          69,983
                                                 United Bankshares, Inc.                                     17,900         410,805
                                                 United Community Banks, Inc. (b)                            20,900         178,277
                                                 United Financial Bancorp, Inc.                               9,700         108,349
                                                 United Security Bancshares (b)                               2,800          40,712
                                                 Univest Corp. of Pennsylvania                                5,050         100,293
                                                 Washington Trust Bancorp, Inc.                               5,400         106,380
                                                 WesBanco, Inc.                                              13,363         229,175
                                                 Westamerica Bancorp (b)                                     13,783         724,848
                                                 West Bancorp., Inc.                                          9,800          85,260
                                                 West Coast Bancorp                                           7,400          64,158
                                                 Western Alliance Bancorp (a)(b)                              7,800          60,528
                                                 Wilshire Bancorp, Inc.                                       7,800          66,846
                                                 Wintrust Financial Corp.                                    11,200         267,120
                                                 Yardkin Valley Financial Corp.                               6,500          77,675
                                                                                                                      -------------
                                                                                                                         24,764,625
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%              Boston Beer Co., Inc. Class A (a)                            4,200         170,856
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                     Coca-Cola Bottling Co. Consolidated                          1,987          73,479
                                                 Farmer Bros. Co.                                             2,010          42,512
                                                 Green Mountain Coffee Roasters, Inc. (a)                     8,200         308,074
                                                 National Beverage Corp.                                      2,708          19,687
                                                 Peet's Coffee & Tea, Inc. (a)                                6,600         130,812
                                                                                                                      -------------
                                                                                                                            574,564
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                         AMAG Pharmaceuticals, Inc. (a)                               8,060         274,846
Production - 3.1%                                Acadia Pharmaceuticals, Inc. (a)                            14,300          52,767
                                                 Accelrys, Inc. (a)                                          14,500          70,035
                                                 Acorda Therapeutics, Inc. (a)                               15,800         518,714
                                                 Albany Molecular Research, Inc. (a)                         11,087         147,124
                                                 Alexion Pharmaceuticals, Inc. (a)                           18,180       1,318,050
                                                 Allos Therapeutics, Inc. (a)                                26,500         183,115
                                                 Alnylam Pharmaceuticals, Inc. (a)(b)                        16,700         446,391
                                                 American Oriental Bioengineering, Inc. (a)                  28,700         283,269
                                                 Amicus Therapeutics, Inc. (a)(b)                             2,300          24,564
                                                 Applera Corp. - Applied Biosystems, Inc. (a)(c)             38,900         441,904
                                                 Arena Pharmaceuticals, Inc. (a)                             35,100         182,169
                                                 Ariad Pharmaceuticals, Inc. (a)                             33,119          79,486
                                                 Arqule, Inc. (a)                                            18,800          61,100
                                                 Array Biopharma, Inc. (a)                                   22,100         103,870
                                                 ArthroCare Corp. (a)(b)                                     12,620         515,022
                                                 Avant Immunotherapeutics, Inc. (a)                           7,800         113,568
                                                 Biodel, Inc. (a)                                             5,700          74,100
                                                 Caliper Life Sciences, Inc. (a)                             25,900          67,081
                                                 Cell Genesys, Inc. (a)(b)                                   40,024         104,062
                                                 Cougar Biotechnology, Inc. (a)                               7,500         178,725
                                                 Cubist Pharmaceuticals, Inc. (a)                            26,767         478,059
                                                 Cypress Bioscience, Inc. (a)                                17,800         126,914
                                                 Cytokinetics, Inc. (a)                                      11,900          44,149
                                                 Cytori Therapeutics, Inc. (a)                                8,700          56,376

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Discovery Laboratories, Inc. (a)(b)                         45,900   $      75,735
                                                 Dyax Corp. (a)                                              24,900          77,190
                                                 Enzon Pharmaceuticals, Inc. (a)                             21,200         150,944
                                                 Exelixis, Inc. (a)                                          49,918         249,590
                                                 Genomic Health, Inc. (a)(b)                                  6,300         120,645
                                                 Geron Corp. (a)(b)                                          36,929         127,405
                                                 Halozyme Therapeutics, Inc. (a)                             28,900         155,482
                                                 Human Genome Sciences, Inc. (a)                             65,800         342,818
                                                 Idenix Pharmaceuticals, Inc. (a)(b)                         11,900          86,513
                                                 Idera Pharmaceuticals, Inc. (a)                             10,400         151,944
                                                 Immunomedics, Inc. (a)                                      27,400          58,362
                                                 Incyte Corp. (a)                                            32,024         243,703
                                                 Integra LifeSciences Holdings Corp. (a)                      8,400         373,632
                                                 InterMune, Inc. (a)                                         15,614         204,856
                                                 Kendle International, Inc. (a)                               6,200         225,246
                                                 Kensey Nash Corp. (a)                                        3,600         115,380
                                                 Lexicon Genetics, Inc. (a)                                  42,900          68,640
                                                 Life Sciences Research, Inc. (a)                             3,600         101,664
                                                 MannKind Corp. (a)(b)                                       22,750          68,250
                                                 Marshall Edwards, Inc. (a)                                   6,400          16,448
                                                 Martek Biosciences Corp. (a)                                15,600         525,876
                                                 Maxygen, Inc. (a)                                            9,701          32,886
                                                 Medivation, Inc. (a)(b)                                     12,800         151,424
                                                 Metabolix, Inc. (a)                                          9,800          96,040
                                                 Momenta Pharmaceuticals, Inc. (a)                           10,300         126,690
                                                 Myriad Genetics, Inc. (a)                                   21,100         960,472
                                                 NPS Pharmaceuticals, Inc. (a)                               21,300          94,785
                                                 Nabi Biopharmaceuticals (a)                                 27,054         106,593
                                                 Nanosphere, Inc. (a)                                         5,500          43,230
                                                 Neurocrine Biosciences, Inc. (a)(b)                         18,200          76,258
                                                 OMRIX Biopharmaceuticals, Inc. (a)                           6,800         107,032
                                                 OSI Pharmaceuticals, Inc. (a)                               27,000       1,115,640
                                                 Opko Health, Inc. (a)                                       28,500          43,320
                                                 Orexigen Therapeutics, Inc. (a)                             10,600          83,634
                                                 Osiris Therapeutics, Inc. (a)(b)                             5,700          73,245
                                                 PDL BioPharma, Inc.                                         56,600         601,092
                                                 PharmaNet Development Group, Inc. (a)                        9,150         144,296
                                                 Progenics Pharmaceuticals, Inc. (a)                         12,800         203,136
                                                 Protalix BioTherapeutics, Inc. (a)                           4,560          12,358
                                                 RTI Biologics, Inc. (a)                                     26,500         231,875
                                                 Repligen Corp. (a)                                          13,700          64,664
                                                 Rexahn Pharmaceuticals, Inc. (a)                            12,400          40,176
                                                 Rigel Pharmaceuticals, Inc. (a)                             17,270         391,338
                                                 Sangamo Biosciences, Inc. (a)                               18,500         184,075
                                                 Savient Pharmaceuticals, Inc. (a)                           25,528         645,858
                                                 Seattle Genetics, Inc. (a)                                  29,700         251,262
                                                 Sequenom, Inc. (a)                                          22,300         355,908
                                                 Sucampo Pharmaceuticals, Inc. Class A (a)                    5,200          55,796
                                                 Synta Pharmaceuticals Corp. (a)(b)                           9,300          56,730

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Targacept, Inc. (a)                                          7,900   $      57,433
                                                 Tercica, Inc. (a)                                            8,500          75,055
                                                 Third Wave Technologies, Inc. (a)                           20,600         229,896
                                                 ViroPharma, Inc. (a)                                        33,200         367,192
                                                 Vnus Medical Technologies, Inc. (a)                          6,700         134,067
                                                 XOMA Ltd. (a)                                               62,800         106,132
                                                 ZymoGenetics, Inc. (a)(b)                                   17,700         149,034
                                                                                                                      -------------
                                                                                                                         16,954,405
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%                        Ameron International Corp.                                   4,400         527,912
                                                 LSI Industries, Inc.                                         8,512          69,117
                                                 Lumber Liquidators, Inc. (a)                                 5,100          66,300
                                                 NCI Building Systems, Inc. (a)                               9,368         344,087
                                                 Quanex Building Products Corp.                              17,610         261,685
                                                 Simpson Manufacturing Co., Inc. (b)                         17,432         413,836
                                                 Texas Industries, Inc.                                      10,905         612,098
                                                 Trex Co., Inc. (a)(b)                                        7,209          84,562
                                                 Watsco, Inc. (b)                                            10,965         458,337
                                                 Zoltek Cos., Inc. (a)(b)                                    12,900         312,825
                                                                                                                      -------------
                                                                                                                          3,150,759
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                          U.S. Concrete, Inc. (a)                                     16,200          77,112
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%              Aaon, Inc.                                                   6,350         122,301
                                                 Interline Brands, Inc. (a)                                  16,100         256,473
                                                                                                                      -------------
                                                                                                                            378,774
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                   Builders FirstSource, Inc. (a)(b)                            7,500          39,825
                                                 Comfort Systems USA, Inc.                                   19,000         255,360
                                                 Drew Industries, Inc. (a)                                    9,900         157,905
                                                 Griffon Corp. (a)                                           13,847         121,300
                                                 Orion Marine Group, Inc. (a)                                10,900         154,017
                                                                                                                      -------------
                                                                                                                            728,407
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%             Beacon Roofing Supply, Inc. (a)                             21,050         223,340
                                                 China Architectural Engineering, Inc. (a)                    9,900          96,723
                                                                                                                      -------------
                                                                                                                            320,063
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                 Charter Communications, Inc. Class A (a)(b)                193,600         203,280
                                                 Crown Media Holdings, Inc. Class A (a)                       5,998          28,430
                                                 TiVo, Inc. (a)                                              49,694         306,612
                                                                                                                      -------------
                                                                                                                            538,322
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.4%                        Ameristar Casinos, Inc.                                     10,500         145,110
                                                 Bally Technologies, Inc. (a)                                25,800         872,040
                                                 Churchill Downs, Inc.                                        4,232         147,570
                                                 Dover Downs Gaming & Entertainment, Inc.                     9,505          61,022
                                                 Elixir Gaming Technologies, Inc. (a)                        38,000          45,600
                                                 Isle of Capri Casinos, Inc. (a)                              7,875          37,721
                                                 Monarch Casino & Resort, Inc. (a)                            5,700          67,260
                                                 Pinnacle Entertainment, Inc. (a)                            28,494         298,902
                                                 Riviera Holdings Corp. (a)                                   4,100          41,615
                                                 Shuffle Master, Inc. (a)                                    16,700          82,498
                                                 WMS Industries, Inc. (a)                                    20,618         613,798
                                                                                                                      -------------
                                                                                                                          2,413,136
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                                 Aceto Corp.                                                 12,300   $      93,972
                                                 American Vanguard Corp.                                      7,533          92,656
                                                 Arch Chemicals, Inc.                                        12,156         402,971
                                                 Balchem Corp.                                                8,200         189,666
                                                 Cabot Microelectronics Corp. (a)                            10,800         358,020
                                                 Calgon Carbon Corp. (a)(b)                                  19,901         307,669
                                                 Cambrex Corp. (a)                                           13,385          78,570
                                                 China BAK Battery, Inc. (a)                                 13,300          62,643
                                                 EnerSys (a)                                                 12,900         441,567
                                                 Energy Conversion Devices, Inc. (a)                         19,164       1,411,237
                                                 Exide Technologies (a)                                      35,400         593,304
                                                 Hercules, Inc.                                              53,300         902,369
                                                 ICO, Inc. (a)                                               14,600          87,892
                                                 Innophos Holdings, Inc.                                      5,100         162,945
                                                 Innospec, Inc.                                              11,000         207,020
                                                 LSB Industries, Inc. (a)                                     8,700         172,260
                                                 Landec Corp. (a)                                             9,300          60,171
                                                 Medis Technologies Ltd. (a)(b)                              10,641          35,860
                                                 NL Industries, Inc.                                          3,234          30,820
                                                 NewMarket Corp.                                              6,500         430,495
                                                 OM Group, Inc. (a)                                          14,500         475,455
                                                 Penford Corp.                                                6,100          90,768
                                                 PolyOne Corp. (a)                                           42,567         296,692
                                                 Polypore International, Inc. (a)                             6,700         169,711
                                                 Quaker Chemical Corp.                                        5,300         141,298
                                                 Rockwood Holdings, Inc. (a)                                 19,700         685,560
                                                 Schulman A, Inc.                                            12,906         297,225
                                                 ShengdaTech, Inc. (a)(b)                                    12,300         122,139
                                                 Solutia, Inc. (a)                                           29,700         380,754
                                                 Stepan Co.                                                   2,955         134,807
                                                 Ultralife Batteries, Inc. (a)                                6,800          72,692
                                                 Valence Technology, Inc. (a)                                26,600         117,306
                                                 W.R. Grace & Co. (a)                                        34,000         798,660
                                                 Westlake Chemical Corp.                                      8,800         130,768
                                                 Zep, Inc.                                                    9,780         145,526
                                                                                                                      -------------
                                                                                                                         10,181,468
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.3%                                      International Coal Group, Inc. (a)(b)                       59,900         781,695
                                                 James River Coal Co. (a)                                    12,000         704,280
                                                 National Coal Corp. (a)                                     11,700         103,779
                                                 Westmoreland Coal Co. (a)                                    5,000         105,550
                                                                                                                      -------------
                                                                                                                          1,695,304
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%           Arbitron, Inc.                                              12,958         615,505
                                                 HSW International, Inc. (a)                                 11,600          33,640
                                                 infoGROUP, Inc.                                             12,261          53,826
                                                 LECG Corp. (a)                                              12,100         105,754
                                                 LoopNet, Inc. (a)(b)                                        14,600         164,980
                                                                                                                      -------------
                                                                                                                            973,705
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                    Entravision Communications Corp. Class A (a)                28,800   $     115,776
                                                 Knology, Inc. (a)                                           14,100         154,959
                                                                                                                      -------------
                                                                                                                            270,735
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.6%                 3Com Corp. (a)                                             194,800         412,976
                                                 Acme Packet, Inc. (a)                                       14,000         108,640
                                                 Adtran, Inc. (c)                                            26,400         629,376
                                                 Anaren, Inc. (a)                                             7,022          74,222
                                                 Anixter International, Inc. (a)                             14,172         843,092
                                                 Aruba Networks, Inc. (a)                                    26,500         138,595
                                                 Atheros Communications, Inc. (a)                            28,000         840,000
                                                 Avanex Corp. (a)(b)                                         79,800          90,174
                                                 Avocent Corp. (a)                                           21,250         395,250
                                                 Bel Fuse, Inc.                                               5,559         137,363
                                                 BigBand Networks, Inc. (a)                                  17,200          81,356
                                                 Black Box Corp.                                              8,288         225,351
                                                 CPI International, Inc. (a)                                  3,700          45,510
                                                 CSG Systems International, Inc. (a)                         18,200         200,564
                                                 Cbeyond Communications, Inc. (a)                            11,900         190,638
                                                 Cogent Communications Group, Inc. (a)                       23,200         310,880
                                                 Cogo Group, Inc. (a)                                        13,100         119,341
                                                 Comtech Telecommunications Corp. (a)                        11,525         564,725
                                                 Digi International, Inc. (a)                                11,700          91,845
                                                 EMS Technologies, Inc. (a)                                   7,200         157,248
                                                 Echelon Corp. (a)(b)                                        14,113         153,832
                                                 Entrust, Inc. (a)                                           32,000          94,080
                                                 Extreme Networks, Inc. (a)                                  55,200         156,768
                                                 Finisar Corp. (a)(b)                                       153,000         182,070
                                                 Foundry Networks, Inc. (a)                                  68,800         813,216
                                                 GeoEye, Inc. (a)                                             8,500         150,535
                                                 Globecomm Systems, Inc. (a)                                 10,000          82,600
                                                 Harmonic, Inc. (a)                                          45,496         432,667
                                                 Harris Stratex Networks, Inc. Class A (a)                   10,250          97,273
                                                 Hughes Communications, Inc. (a)                              3,000         147,270
                                                 Infinera Corp. (a)                                          43,700         385,434
                                                 InterDigital, Inc. (a)(b)                                   21,500         522,880
                                                 InterVoice, Inc. (a)                                        17,900         102,030
                                                 Ixia (a)                                                    17,329         120,437
                                                 j2 Global Communications, Inc. (a)                          21,100         485,300
                                                 Loral Space & Communications Ltd. (a)                        4,400          77,528
                                                 NETGEAR, Inc. (a)                                           16,200         224,532
                                                 Nextwave Wireless, Inc. (a)(b)                              25,000         101,000
                                                 Novatel Wireless, Inc. (a)                                  15,000         166,950
                                                 Oplink Communications, Inc. (a)                              9,702          93,139
                                                 Optium Corp. (a)                                             6,500          47,320
                                                 SeaChange International, Inc. (a)                           13,800          98,808
                                                 Secure Computing Corp. (a)                                  25,138         104,071
                                                 Shoretel, Inc. (a)                                          22,400          99,008
                                                 Sonus Networks, Inc. (a)(b)                                 97,900         334,818
                                                 Standard Microsystems Corp. (a)                             10,710         290,777

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Starent Networks Corp. (a)                                  13,800   $     173,604
                                                 Switch and Data Facilities Co., Inc. (a)                    10,300         174,997
                                                 Sycamore Networks, Inc. (a)                                 94,500         304,290
                                                 Syniverse Holdings, Inc. (a)                                24,100         390,420
                                                 TIBCO Software, Inc. (a)                                    88,500         677,025
                                                 Tekelec (a)                                                 30,600         450,126
                                                 Terremark Worldwide, Inc. (a)(b)                            22,230         121,376
                                                 UTStarcom, Inc. (a)(b)                                      54,000         295,380
                                                 Viasat, Inc. (a)                                            12,501         252,645
                                                 Vonage Holdings Corp. (a)(b)                                24,300          40,338
                                                                                                                      -------------
                                                                                                                         14,101,690
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                     3PAR, Inc. (a)                                              14,000         109,760
Systems - 5.4%                                   ACI Worldwide, Inc. (a)                                     16,285         286,453
                                                 Actuate Corp. (a)                                           28,000         109,480
                                                 Acxiom Corp.                                                28,800         330,912
                                                 American Reprographics Co. (a)                              17,900         298,035
                                                 American Software Class A                                   12,300          69,372
                                                 Ansoft Corp. (a)                                             7,000         254,800
                                                 ArcSight, Inc. (a)                                           1,300          11,440
                                                 Ariba, Inc. (a)                                             40,080         589,577
                                                 Art Technology Group, Inc. (a)                              60,700         194,240
                                                 AsiaInfo Holdings, Inc. (a)                                 15,200         179,664
                                                 BearingPoint, Inc. (a)                                      99,500          80,595
                                                 Blackbaud, Inc.                                             21,826         467,076
                                                 Blackboard, Inc. (a)                                        14,700         561,981
                                                 Blue Coat Systems, Inc. (a)                                 15,700         221,527
                                                 Bottomline Technologies, Inc. (a)                           10,100          98,273
                                                 CACI International, Inc. Class A (a)                        14,200         649,934
                                                 CMGI, Inc. (a)                                              23,280         246,768
                                                 COMSYS IT Partners, Inc. (a)                                 6,900          62,928
                                                 Callidus Software Inc. (a)                                  13,400          67,000
                                                 China Fire & Security Group, Inc. (a)                        6,100          49,044
                                                 China Information Security Technology, Inc. (a)             10,000          56,600
                                                 Chordiant Software, Inc. (a)                                14,240          71,200
                                                 Ciber, Inc. (a)                                             25,402         157,746
                                                 ComScore, Inc. (a)                                           9,000         196,380
                                                 CommVault Systems, Inc. (a)                                 20,800         346,112
                                                 Compellent Technologies, Inc. (a)                            7,400          83,916
                                                 Comverge, Inc. (a)                                          11,100         155,178
                                                 Concur Technologies, Inc. (a)(b)                            20,300         674,569
                                                 Constant Contact, Inc. (a)                                  10,200         192,270
                                                 DealerTrack Holdings, Inc. (a)                              20,800         293,488
                                                 Delrek, Inc. (a)                                             4,100          31,078
                                                 DemandTec, Inc. (a)                                         10,400          78,104
                                                 Digimarc Corp. (a)                                           9,300         131,688
                                                 Digital River, Inc. (a)                                     17,500         675,150
                                                 DivX, Inc. (a)                                              11,000          80,740
                                                 Double-Take Software, Inc. (a)                               8,800         120,912
                                                 EPIQ Systems, Inc. (a)                                      17,617         250,161

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Ebix, Inc. (a)                                               1,000   $      77,720
                                                 Electronics for Imaging, Inc. (a)                           25,339         369,949
                                                 Ener1, Inc. (a)                                             18,400         136,528
                                                 Epicor Software Corp. (a)                                   28,200         194,862
                                                 Gartner, Inc. Class A (a)                                   27,579         571,437
                                                 Guidance Software, Inc. (a)                                  5,300          50,615
                                                 The Hackett Group, Inc. (a)                                 21,200         121,688
                                                 i2 Technologies, Inc. (a)                                    7,300          90,739
                                                 iGate Corp. (a)                                              8,000          65,040
                                                 Informatica Corp. (a)                                       41,700         627,168
                                                 Integral Systems, Inc.                                       3,991         154,452
                                                 Interactive Intelligence, Inc. (a)                           6,200          72,168
                                                 Internet Brands, Inc. Class A (a)                           11,900          78,897
                                                 Internet Capital Group, Inc. (a)                            17,700         136,821
                                                 Interwoven, Inc. (a)                                        22,325         268,123
                                                 JDA Software Group, Inc. (a)                                12,208         220,965
                                                 Kenexa Corp. (a)                                            10,700         201,588
                                                 Keynote Systems, Inc. (a)                                    6,600          85,008
                                                 Lawson Software, Inc. (a)                                   59,100         429,657
                                                 Limelight Networks, Inc. (a)                                 9,200          35,144
                                                 MSC Software Corp. (a)                                      20,800         228,384
                                                 Macrovision Solutions Corp. (a)                             38,808         580,568
                                                 Magma Design Automation, Inc. (a)                           19,900         120,793
                                                 Manhattan Associates, Inc. (a)                              11,739         278,566
                                                 Mantech International Corp. Class A (a)                      9,600         461,952
                                                 Mentor Graphics Corp. (a)                                   42,700         674,660
                                                 Mercadolibre, Inc. (a)                                      12,000         413,880
                                                 Mercury Computer Systems, Inc. (a)                          10,756          80,993
                                                 MicroStrategy, Inc. Class A (a)                              4,400         284,900
                                                 Micros Systems, Inc. (a)                                    38,496       1,173,743
                                                 Monotype Imaging Holdings, Inc. (a)                          7,900          96,222
                                                 Ness Technologies, Inc. (a)                                 19,700         199,364
                                                 NetScout Systems, Inc. (a)                                  14,800         158,064
                                                 NetSuite, Inc. (a)(b)                                        2,500          51,175
                                                 Netezza Corp. (a)                                           19,500         223,860
                                                 Omniture, Inc. (a)                                          29,402         545,995
                                                 OpenTV Corp. (a)                                            41,200          53,972
                                                 Opnet Technologies, Inc. (a)                                 7,400          66,600
                                                 PC-Tel, Inc.                                                10,900         104,531
                                                 PROS Holdings, Inc. (a)                                      6,800          76,364
                                                 Parametric Technology Corp. (a)                             54,360         906,181
                                                 Pegasystems, Inc.                                            5,200          69,992
                                                 Progress Software Corp. (a)                                 19,708         503,934
                                                 QAD, Inc.                                                    3,400          23,018
                                                 Quest Software, Inc. (a)                                    34,000         503,540
                                                 RealNetworks, Inc. (a)                                      42,900         283,140
                                                 RightNow Technologies, Inc. (a)                             13,800         188,646
                                                 SAVVIS, Inc. (a)(b)                                         18,480         238,392
                                                 SI International, Inc. (a)                                   6,200         129,828

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SPSS, Inc. (a)                                               8,489   $     308,745
                                                 SRA International, Inc. Class A (a)                         19,900         446,954
                                                 SYKES Enterprises, Inc. (a)                                 15,561         293,480
                                                 SYNNEX Corp. (a)                                             8,700         218,283
                                                 Sapient Corp. (a)                                           42,992         276,009
                                                 Sigma Designs, Inc. (a)(b)                                  12,700         176,403
                                                 Smith Micro Software, Inc. (a)                              13,900          79,230
                                                 Solera Holdings, Inc. (a)                                   24,400         674,904
                                                 SonicWALL, Inc. (a)                                         27,941         180,219
                                                 Sourcefire, Inc. (a)                                        10,300          79,619
                                                 Stanley, Inc. (a)                                            3,800         127,376
                                                 SuccessFactors, Inc. (a)                                    11,600         127,020
                                                 SupportSoft, Inc. (a)                                       24,600          79,950
                                                 Sybase, Inc. (a)                                            37,400       1,100,308
                                                 Synchronoss Technologies, Inc. (a)                          11,300         102,039
                                                 Syntel, Inc.                                                 5,883         198,375
                                                 Taleo Corp. Class A (a)                                     11,200         219,408
                                                 TechTarget, Inc. (a)                                         7,400          78,144
                                                 TeleCommunication Systems, Inc. Class A (a)                 15,000          69,450
                                                 The TriZetto Group, Inc. (a)                                20,508         438,461
                                                 Tyler Technologies, Inc. (a)                                18,000         244,260
                                                 Ultimate Software Group, Inc. (a)                           12,000         427,560
                                                 Unica Corp. (a)                                              4,600          36,984
                                                 VASCO Data Security International, Inc. (a)                 12,800         134,784
                                                 VeriFone Holdings, Inc. (a)                                 32,300         385,985
                                                 Vignette Corp. (a)                                          12,280         147,360
                                                 Virtusa Corp. (a)                                            5,000          50,650
                                                 Websense, Inc. (a)                                          22,002         370,514
                                                 Website Pros, Inc. (a)                                      14,300         119,119
                                                 Wind River Systems, Inc. (a)                                34,900         380,061
                                                 Zoran Corp. (a)                                             25,308         296,104
                                                                                                                      -------------
                                                                                                                         29,111,735
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%                       Adaptec, Inc. (a)                                           55,400         177,280
                                                 Advanced Analogic Technologies, Inc. (a)                    23,400          96,642
                                                 Cray, Inc. (a)                                              15,300          70,992
                                                 Data Domain, Inc. (a)(b)                                    15,500         361,615
                                                 Emulex Corp. (a)                                            39,600         461,340
                                                 FalconStor Software, Inc. (a)                               19,209         136,000
                                                 Hutchinson Technology, Inc. (a)                             11,917         160,164
                                                 Imation Corp.                                               14,200         325,464
                                                 Immersion Corp. (a)                                         14,100          96,021
                                                 Intermec, Inc. (a)                                          29,009         611,510
                                                 Isilon Systems, Inc. (a)                                    13,700          60,828
                                                 NCI, Inc. Class A (a)                                        3,500          80,080
                                                 Palm, Inc. (b)                                              52,188         281,293
                                                 Perot Systems Corp. Class A (a)                             40,700         610,907
                                                 Phoenix Technologies Ltd. (a)                               14,000         154,000
                                                 Quantum Corp. (a)                                           85,900         115,965
                                                 Rackable Systems, Inc. (a)(b)                               14,100         188,940

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Radiant Systems, Inc. (a)                                   12,200   $     130,906
                                                 Radisys Corp. (a)                                           10,642          96,417
                                                 Rimage Corp. (a)                                             4,600          56,994
                                                 Riverbed Technology, Inc. (a)                               26,500         363,580
                                                 STEC, Inc. (a)                                              14,600         149,942
                                                 Safeguard Scientifics, Inc. (a)                             45,100          55,924
                                                 Stratasys, Inc. (a)                                          9,800         180,908
                                                 Synaptics, Inc. (a)                                         10,900         411,257
                                                 Trident Microsystems, Inc. (a)                              29,000         105,850
                                                                                                                      -------------
                                                                                                                          5,540,819
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                              Brookfield Homes Corp. (b)                                   4,551          55,886
                                                 EMCOR Group, Inc. (a)                                       31,972         912,161
                                                 Granite Construction, Inc.                                  15,271         481,495
                                                 Great Lakes Dredge & Dock Corp.                             20,400         124,644
                                                 Perini Corp. (a)                                            13,100         432,955
                                                 Sterling Construction Co., Inc. (a)                          5,900         117,174
                                                                                                                      -------------
                                                                                                                          2,124,315
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%                      DTS, Inc. (a)                                                8,400         263,088
                                                 EarthLink, Inc. (a)                                         53,000         458,450
                                                 InfoSpace, Inc.                                             16,300         135,779
                                                 Internap Network Services Corp. (a)                         23,890         111,805
                                                 Midway Games, Inc. (a)(b)                                    9,674          21,283
                                                 NIC, Inc.                                                   16,700         114,061
                                                 NetFlix, Inc. (a)(b)                                        19,100         497,937
                                                 ParkerVision, Inc. (a)                                      11,800         117,174
                                                 Protection One, Inc. (a)(b)                                  1,200          10,080
                                                 THQ, Inc. (a)                                               31,637         640,966
                                                 Take-Two Interactive Software, Inc. (a)(b)                  36,300         928,191
                                                 United Online, Inc.                                         33,550         336,507
                                                 Universal Electronics, Inc. (a)                              7,586         158,547
                                                                                                                      -------------
                                                                                                                          3,793,868
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%                         American Greetings Corp. Class A                            23,900         294,926
                                                 Blyth, Inc.                                                 11,600         139,548
                                                 CSS Industries, Inc.                                         3,691          89,396
                                                 Citi Trends, Inc. (a)                                        6,800         154,088
                                                 Mannatech, Inc. (b)                                          7,600          41,344
                                                 Matthews International Corp. Class A                        14,673         664,100
                                                 Nautilus, Inc.                                              14,063          71,440
                                                 RC2 Corp. (a)                                                8,513         158,001
                                                 Smith & Wesson Holding Corp. (a)(b)                         14,500          75,545
                                                 Spectrum Brands, Inc. (a)(b)                                18,400          46,920
                                                 Tupperware Corp.                                            29,274       1,001,756
                                                 USANA Health Sciences, Inc. (a)(b)                           3,900         104,793
                                                                                                                      -------------
                                                                                                                          2,841,857
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                 Bway Holding Co. (a)                                         3,000          25,830
Glass - 0.2%                                     Mobile Mini, Inc. (a)                                       16,442         328,840
                                                 Silgan Holdings, Inc.                                       11,900         603,806
                                                                                                                      -------------
                                                                                                                            958,476
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                          AEP Industries, Inc. (a)                                     2,500   $      43,425
Paper & Plastic - 0.1%                           Graphic Packaging Holding Co. (a)                           66,200         133,724
                                                 Myers Industries, Inc.                                      13,452         109,634
                                                                                                                      -------------
                                                                                                                            286,783
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                    Mueller Industries, Inc.                                    17,582         566,140
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                 Elizabeth Arden, Inc. (a)                                   11,593         175,982
                                                 Helen of Troy Ltd. (a)                                      15,000         241,800
                                                 Inter Parfums, Inc.                                          6,150          92,250
                                                 Nu Skin Enterprises, Inc. Class A                           23,526         351,008
                                                 Ulta Salon Cosmetics & Fragrance, Inc. (a)                  10,500         118,020
                                                                                                                      -------------
                                                                                                                            979,060
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%            BGC Partners, Inc. (a)                                       3,523          26,599
                                                 Broadpoint Securities Group, Inc. (a)                        9,100          18,200
                                                 Cardtronics, Inc. (a)                                        3,800          33,706
                                                 China Direct, Inc. (a)                                       2,600          19,084
                                                 Clayton Holdings, Inc. (a)                                   2,700          16,119
                                                 Doral Financial Corp. (a)                                    3,200          43,328
                                                 Duff & Phelps Corp. (a)                                      4,400          72,864
                                                 Euronet Worldwide, Inc. (a)                                 22,950         387,855
                                                 Evercore Partners, Inc. Class A                              4,700          44,650
                                                 F.N.B. Corp.                                                40,397         475,877
                                                 FCStone Group, Inc. (a)                                     10,700         298,851
                                                 Greenhill & Co., Inc. (b)                                    8,000         430,880
                                                 Huron Consulting Group, Inc. (a)                             9,100         412,594
                                                 Interactive Brokers Group, Inc. Class A (a)                 19,100         613,683
                                                 Oritani Financial Corp. (a)                                  4,900          78,400
                                                                                                                      -------------
                                                                                                                          2,972,690
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 1.0%        Acuity Brands, Inc.                                         19,160         921,213
                                                 Barnes Group, Inc.                                          22,514         519,848
                                                 Brady Corp.                                                 23,694         818,154
                                                 Clarcor, Inc.                                               23,810         835,731
                                                 Hexcel Corp. (a)                                            45,262         873,557
                                                 Koppers Holdings, Inc.                                      10,100         422,887
                                                 Olin Corp.                                                  35,214         921,903
                                                 Tredegar Corp.                                              11,445         168,242
                                                                                                                      -------------
                                                                                                                          5,481,535
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%               Arden Group, Inc. Class A                                      332          42,078
                                                 Casey's General Stores, Inc.                                24,607         570,144
                                                 The Great Atlantic & Pacific Tea Co., Inc. (a)              16,527         377,146
                                                 Ingles Markets, Inc. Class A                                 5,964         139,140
                                                 Longs Drug Stores Corp.                                     14,683         618,301
                                                 Nash Finch Co.                                               6,177         211,686
                                                 Ruddick Corp.                                               19,769         678,274
                                                 Spartan Stores, Inc.                                         9,900         227,700
                                                 Susser Holdings Corp. (a)                                    4,500          43,560
                                                 Village Super Market, Inc. Class A                             900          34,722
                                                 Weis Markets, Inc.                                           5,200         168,844
                                                 Winn-Dixie Stores, Inc. (a)                                 26,300         421,326
                                                                                                                      -------------
                                                                                                                          3,532,921
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.4%                   Acura Pharmaceuticals, Inc. (a)                              4,900   $      38,808
                                                 Adolor Corp. (a)                                            23,600         129,328
                                                 Affymax, Inc. (a)                                            5,500          87,505
                                                 Akorn, Inc. (a)                                             23,300          77,123
                                                 Alexza Pharmaceuticals, Inc. (a)                             9,700          38,218
                                                 Alkermes, Inc. (a)(c)                                       45,300         559,908
                                                 Alpharma, Inc. Class A (a)                                  21,525         484,958
                                                 Ardea Biosciences, Inc. (a)                                  4,700          60,254
                                                 Auxilium Pharmaceuticals, Inc. (a)                          19,400         652,228
                                                 BMP Sunstone Corp. (a)(b)                                   11,000          62,700
                                                 Bentley Pharmaceuticals, Inc. (a)                            8,900         143,735
                                                 BioForm Medical, Inc. (a)                                    9,800          39,592
                                                 CV Therapeutics, Inc. (a)                                   28,800         237,024
                                                 Cadence Pharmaceuticals, Inc. (a)                            9,600          58,464
                                                 Caraco Pharmaceutical Laboratories Ltd. (a)                  3,700          48,840
                                                 Chattem, Inc. (a)                                            8,200         533,410
                                                 China Sky One Medical, Inc. (a)                              3,100          34,503
                                                 Columbia Laboratories, Inc. (a)                             20,800          68,640
                                                 Dendreon Corp. (a)(b)                                       44,200         196,690
                                                 Depomed, Inc. (a)                                           21,400          68,694
                                                 Durect Corp. (a)                                            35,100         128,817
                                                 Emergent Biosolutions, Inc. (a)                              7,300          72,489
                                                 Enzo Biochem, Inc. (a)                                      14,295         160,390
                                                 GTx, Inc. (a)(b)                                             7,900         113,365
                                                 ImmunoGen, Inc. (a)                                         18,700          57,222
                                                 Indevus Pharmaceuticals, Inc. (a)                           28,200          44,274
                                                 Inspire Pharmaceuticals, Inc. (a)                           22,100          94,588
                                                 Isis Pharmaceuticals, Inc. (a)(b)                           42,789         583,214
                                                 Javelin Pharmaceuticals, Inc. (a)                           23,300          54,056
                                                 Jazz Pharmaceuticals, Inc. (a)(b)                            3,100          22,971
                                                 K-V Pharmaceutical Co. Class A (a)                          15,900         307,347
                                                 Ligand Pharmaceuticals, Inc. Class B (a)                    35,300          91,780
                                                 MAP Pharmaceuticals, Inc. (a)                                2,200          22,726
                                                 Medarex, Inc. (a)                                           59,800         395,278
                                                 Medicines Co. (a)                                           25,227         499,999
                                                 Medicis Pharmaceutical Corp. Class A                        26,500         550,670
                                                 MiddleBrook Pharmaceuticals, Inc. (a)                       19,500          65,910
                                                 Molecular Insight Pharmaceuticals, Inc. (a)                  7,700          42,427
                                                 Nektar Therapeutics (a)                                     43,900         147,065
                                                 Novavax, Inc. (a)                                           22,600          56,274
                                                 Noven Pharmaceuticals, Inc. (a)                             11,831         126,473
                                                 Obagi Medical Products, Inc. (a)                             9,300          79,515
                                                 Onyx Pharmaceuticals, Inc. (a)                              26,220         933,432
                                                 Optimer Pharmaceuticals, Inc. (a)                           10,900          88,399
                                                 Pain Therapeutics, Inc. (a)(b)                              16,600         131,140
                                                 Par Pharmaceutical Cos., Inc. (a)                           16,400         266,172
                                                 Pharmasset, Inc. (a)                                         7,900         149,152
                                                 Pozen, Inc. (a)(b)                                          11,900         129,472
                                                 Questcor Pharmaceuticals, Inc. (a)                          24,600         114,144

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Quidel Corp. (a)                                            13,100   $     216,412
                                                 Regeneron Pharmaceuticals, Inc. (a)                         28,619         413,258
                                                 Salix Pharmaceuticals Ltd. (a)                              22,700         159,581
                                                 Sciele Pharma, Inc. (b)                                     16,600         321,210
                                                 Theravance, Inc. (a)                                        25,400         301,498
                                                 United Therapeutics Corp. (a)                               10,646       1,040,647
                                                 Valeant Pharmaceuticals International (a)(b)                32,500         556,075
                                                 Vivus, Inc. (a)(b)                                          27,000         180,360
                                                 Xenoport, Inc. (a)                                          11,800         460,554
                                                                                                                      -------------
                                                                                                                         12,798,978
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                        American Public Education, Inc. (a)                          5,500         214,720
                                                 Capella Education Co. (a)                                    6,700         399,655
                                                 Corinthian Colleges, Inc. (a)                               40,400         469,044
                                                 K12, Inc. (a)                                                2,300          49,289
                                                 Learning Tree International, Inc. (a)                        4,800          82,080
                                                 Lincoln Educational Services Corp. (a)                         300           3,489
                                                 The Princeton Review, Inc. (a)                               7,700          52,052
                                                 Renaissance Learning, Inc.                                   2,449          27,453
                                                 Thinkorswim Group, Inc. (a)                                 24,740         174,417
                                                 Universal Technical Institute, Inc. (a)                     10,000         124,600
                                                                                                                      -------------
                                                                                                                          1,596,799
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.4%                  Benchmark Electronics, Inc. (a)                             31,729         518,452
                                                 Coleman Cable, Inc. (a)                                      3,800          39,216
                                                 OSI Systems, Inc. (a)                                        7,000         149,940
                                                 Plexus Corp. (a)                                            20,298         561,849
                                                 Power Integrations, Inc. (a)                                15,000         474,150
                                                 TTM Technologies, Inc. (a)                                  20,300         268,163
                                                 Universal Display Corp. (a)(b)                              12,507         154,086
                                                                                                                      -------------
                                                                                                                          2,165,856
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                           A.O. Smith Corp.                                             9,481         311,261
Components - 0.9%                                AZZ Inc. (a)                                                 5,300         211,470
                                                 American Superconductor Corp. (a)(b)                        19,800         709,830
                                                 Axsys Technologies, Inc. (a)                                 4,400         228,976
                                                 Baldor Electric Co.                                         21,701         759,101
                                                 CTS Corp.                                                   15,868         159,473
                                                 Cohu, Inc.                                                  10,918         160,276
                                                 Franklin Electric Co., Inc. (b)                             11,160         432,785
                                                 Littelfuse, Inc. (a)                                        10,160         320,548
                                                 MKS Instruments, Inc. (a)                                   23,400         512,460
                                                 Orion Energy Systems, Inc. (a)                               2,600          26,000
                                                 Powell Industries, Inc. (a)                                  3,531         177,998
                                                 Power-One, Inc. (a)(b)                                      35,400          66,906
                                                 Sonic Solutions, Inc. (a)                                   10,500          62,580
                                                 Taser International, Inc. (a)(b)                            29,700         147,312
                                                 Technitrol, Inc.                                            18,161         308,555
                                                 Triumph Group, Inc.                                          8,079         380,521
                                                                                                                      -------------
                                                                                                                          4,976,052
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%           National Presto Industries, Inc.                             2,150   $     137,987
                                                 Rex Stores Corp. (a)                                         5,100          58,905
                                                                                                                      -------------
                                                                                                                            196,892
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%                               Agilysys, Inc.                                              10,963         124,320
                                                 Avid Technology, Inc. (a)(b)                                14,600         248,054
                                                 Daktronics, Inc. (c)                                        15,998         322,680
                                                 II-VI, Inc. (a)                                             11,472         400,602
                                                 Kopin Corp. (a)                                             35,800         102,746
                                                 MRV Communications, Inc. (a)                                60,666          72,193
                                                 Methode Electronics, Inc.                                   18,080         188,936
                                                 Multi-Fineline Electronix, Inc. (a)                          3,600          99,612
                                                 Park Electrochemical Corp.                                   9,649         234,567
                                                 Sanmina-SCI Corp. (a)                                      259,600         332,288
                                                 Semtech Corp. (a)                                           28,500         400,995
                                                 Supertex, Inc. (a)                                           5,267         122,932
                                                                                                                      -------------
                                                                                                                          2,649,925
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &               Faro Technologies, Inc. (a)                                  7,500         188,775
Meters - 0.1%                                    Measurement Specialties, Inc. (a)                            6,600         116,094
                                                 OYO Geospace Corp. (a)                                       1,900         111,986
                                                 Zygo Corp. (a)                                               7,200          70,776
                                                                                                                      -------------
                                                                                                                            487,631
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.0%              Accuray, Inc. (a)                                           18,200         132,678
                                                 Affymetrix, Inc. (a)                                        33,800         347,802
                                                 Analogic Corp.                                               6,572         414,496
                                                 Bruker BioSciences Corp. (a)                                23,087         296,668
                                                 Cynosure, Inc. Class A (a)                                   3,800          75,316
                                                 Datascope Corp.                                              6,470         304,090
                                                 eResearch Technology, Inc. (a)                              21,050         367,112
                                                 Greatbatch, Inc. (a)                                        10,900         188,570
                                                 Haemonetics Corp. (a)                                       12,172         675,059
                                                 Luminex Corp. (a)(b)                                        17,951         368,893
                                                 Masimo Corp. (a)                                            21,800         748,830
                                                 Natus Medical, Inc. (a)                                     13,600         284,784
                                                 NxStage Medical, Inc. (a)                                    9,700          37,248
                                                 Quality Systems, Inc. (b)                                    8,300         243,024
                                                 Sirona Dental Systems, Inc. (a)(b)                           8,000         207,360
                                                 Somanetics Corp. (a)                                         5,900         125,080
                                                 Tomotherapy, Inc. (a)                                       20,800         185,744
                                                 Zoll Medical Corp. (a)                                      10,222         344,175
                                                                                                                      -------------
                                                                                                                          5,346,929
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Other - 0.0%                        ICx Technologies, Inc. (a)                                   7,000          51,100
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                    Actel Corp. (a)                                             12,016         202,469
Components - 1.9%                                Advanced Battery Technologies, Inc. (a)                     20,300         117,131
                                                 Amkor Technology, Inc. (a)(c)                               51,200         532,992
                                                 Anadigics, Inc. (a)(b)                                      29,700         292,545
                                                 Applied Micro Circuits Corp. (a)                            30,700         262,792
                                                 AuthenTec, Inc. (a)                                         12,800         133,376
                                                 Bookham, Inc. (a)                                           45,400          76,726
                                                 Cavium Networks, Inc. (a)                                   14,200         298,200

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Ceva, Inc. (a)                                              10,700   $      85,279
                                                 Cirrus Logic, Inc. (a)                                      31,500         175,140
                                                 DSP Group, Inc. (a)                                         12,683          88,781
                                                 Diodes, Inc. (a)                                            13,612         376,236
                                                 Entropic Communications, Inc. (a)                              700           3,325
                                                 Exar Corp. (a)                                              19,027         143,464
                                                 Excel Technology, Inc. (a)                                   5,373         119,925
                                                 Formfactor, Inc. (a)                                        23,600         434,948
                                                 Hittite Microwave Corp. (a)                                  9,100         324,142
                                                 IPG Photonics Corp. (a)                                      9,700         182,457
                                                 IXYS Corp. (a)                                              11,493         137,226
                                                 Lattice Semiconductor Corp. (a)                             53,400         167,142
                                                 MIPS Technologies, Inc. (a)                                 20,500          76,875
                                                 Micrel, Inc.                                                25,200         230,580
                                                 Microsemi Corp. (a)                                         37,090         933,926
                                                 Microtune, Inc. (a)                                         21,100          73,006
                                                 Monolithic Power Systems, Inc. (a)                          12,800         276,736
                                                 NVE Corp. (a)                                                2,500          78,975
                                                 Netlogic Microsystems, Inc. (a)(b)                           8,400         278,880
                                                 Omnivision Technologies, Inc. (a)                           24,800         299,832
                                                 PLX Technology, Inc. (a)                                    13,400         102,242
                                                 PMC-Sierra, Inc. (a)                                       103,100         788,715
                                                 Pericom Semiconductor Corp. (a)                             11,593         172,040
                                                 RF Micro Devices, Inc. (a)                                 124,884         362,164
                                                 Rubicon Technology, Inc. (a)                                 6,700         136,144
                                                 SiRF Technology Holdings, Inc. (a)                          28,100         121,392
                                                 Silicon Image, Inc. (a)                                     37,076         268,801
                                                 Silicon Storage Technology, Inc. (a)                        39,658         109,853
                                                 Skyworks Solutions, Inc. (a)                                76,733         757,355
                                                 Spansion LLC Class A (a)                                    63,900         143,775
                                                 Techwell, Inc. (a)                                           6,500          80,080
                                                 Tessera Technologies, Inc. (a)                              23,400         383,058
                                                 Transmeta Corp. (a)                                          5,400          74,574
                                                 TriQuint Semiconductor, Inc. (a)                            69,536         421,388
                                                 Volterra Semiconductor Corp. (a)                            12,600         217,476
                                                                                                                      -------------
                                                                                                                         10,542,163
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                   3D Systems Corp. (a)(b)                                      8,200          77,900
                                                 American Science & Engineering, Inc.                         4,300         221,579
                                                 Checkpoint Systems, Inc. (a)                                19,323         403,464
                                                 China Security & Surveillance Technology, Inc. (a)          12,500         168,500
                                                 Cogent, Inc. (a)                                            19,500         221,715
                                                 Coherent, Inc. (a)                                          11,700         349,713
                                                 Cubic Corp.                                                  6,452         143,750
                                                 Eagle Test Systems, Inc. (a)                                 6,000          67,200
                                                 Gerber Scientific, Inc. (a)                                 11,000         125,180
                                                 Herley Industries, Inc. (a)                                  7,100          94,288
                                                 ION Geophysical Corp. (a)                                   39,846         695,313
                                                 Kemet Corp. (a)                                             39,900         129,276
                                                 LaBarge, Inc. (a)                                            5,400          70,200

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Maxwell Technologies, Inc. (a)                               9,500   $     100,890
                                                 ScanSource, Inc. (a)                                        12,800         342,528
                                                 Smart Modular Technologies WWH, Inc. (a)                    19,700          75,451
                                                 Super Micro Computer, Inc. (a)                              11,700          86,346
                                                                                                                      -------------
                                                                                                                          3,373,293
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%               Capstone Turbine Corp. (a)                                  71,700         300,423
                                                 Plug Power, Inc. (a)                                        41,600          97,760
                                                 PowerSecure International, Inc. (a)                          7,300          52,998
                                                                                                                      -------------
                                                                                                                            451,181
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 1.2%                      Akeena Solar, Inc. (a)                                       9,000          50,310
                                                 Alon USA Energy, Inc. (b)                                    5,100          60,996
                                                 Approach Resources, Inc. (a)                                 3,500          93,765
                                                 Aventine Renewable Energy Holdings, Inc. (a)(b)             13,940          61,336
                                                 CVR Energy, Inc. (a)                                        10,700         205,975
                                                 Clean Energy Fuels Corp. (a)(b)                             11,400         130,986
                                                 Concho Resources, Inc. (a)                                  23,600         880,280
                                                 Crosstex Energy, Inc. (b)                                   18,900         655,074
                                                 Dawson Geophysical Co. (a)                                   3,700         220,002
                                                 EnerNOC, Inc. (a)(b)                                         5,100          91,545
                                                 Evergreen Energy, Inc. (a)(b)                               36,900          64,206
                                                 Evergreen Solar, Inc. (a)                                   49,700         481,593
                                                 FuelCell Energy, Inc. (a)(b)                                33,726         239,455
                                                 GeoMet, Inc. (a)                                             6,300          59,724
                                                 GreenHunter Energy, Inc. (a)                                 2,500          34,150
                                                 Matrix Service Co. (a)                                      12,300         283,638
                                                 Ormat Technologies, Inc.                                     8,400         413,112
                                                 Pacific Ethanol, Inc. (a)                                   17,300          31,140
                                                 Penn Virginia Corp.                                         19,616       1,479,439
                                                 Rentech, Inc. (a)                                           75,000         142,500
                                                 Teekay Tankers Ltd. Class A                                  5,600         129,976
                                                 US Geothermal, Inc. (a)                                     27,300          80,262
                                                 USEC, Inc. (a)(b)                                           54,259         329,895
                                                                                                                      -------------
                                                                                                                          6,219,359
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                        Clean Harbors, Inc. (a)                                      9,300         660,858
Services - 0.4%                                  Dycom Industries, Inc. (a)                                  19,002         275,909
                                                 ENGlobal Corp. (a)                                          13,500         192,240
                                                 Furmamite Corp. (a)                                         18,500         147,630
                                                 Hill International, Inc. (a)                                11,800         193,992
                                                 Integrated Electrical Services, Inc. (a)                     4,000          68,800
                                                 Layne Christensen Co. (a)                                    9,100         398,489
                                                 Michael Baker Corp. (a)                                      3,400          74,392
                                                 VSE Corp.                                                    1,700          46,750
                                                                                                                      -------------
                                                                                                                          2,059,060
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                             Cinemark Holdings, Inc.                                     12,200         159,332
                                                 Dover Motorsports, Inc.                                      9,200          46,828
                                                 Gaylord Entertainment Co. (a)                               19,155         458,954
                                                 Live Nation, Inc. (a)                                       36,000         380,880
                                                 Speedway Motorsports, Inc.                                   5,255         107,097
                                                                                                                      -------------
                                                                                                                          1,153,091
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                         Credit Acceptance Corp. (a)(b)                               2,169   $      55,440
                                                 MVC Capital, Inc. (b)                                       10,800         147,852
                                                 NewStar Financial, Inc. (a)                                  8,500          50,235
                                                 Riskmetrics Group, Inc. (a)                                  9,300         182,652
                                                 World Acceptance Corp. (a)                                   8,000         269,360
                                                                                                                      -------------
                                                                                                                            705,539
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                       Advance America, Cash Advance                               22,500         114,300
                                                 Centers, Inc.
                                                 Dollar Financial Corp. (a)                                  12,000         181,320
                                                 Encore Capital Group, Inc. (a)(b)                            6,500          57,395
                                                 The First Marblehead Corp.                                  35,700          91,749
                                                 Nelnet, Inc. Class A                                         6,700          75,241
                                                                                                                      -------------
                                                                                                                            520,005
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &             Advent Software, Inc. (a)                                    7,900         285,032
Systems - 0.8%                                   Cass Information Systems, Inc.                               2,515          80,555
                                                 CompuCredit Corp. (a)(b)                                     8,489          50,934
                                                 CyberSource Corp. (a)                                       32,464         543,123
                                                 Deluxe Corp.                                                24,100         429,462
                                                 ExlService Holdings, Inc. (a)                                7,000          98,210
                                                 Fair Isaac Corp.                                            23,000         477,710
                                                 Heartland Payment Systems, Inc. (b)                         12,100         285,560
                                                 Hypercom Corp. (a)                                          25,300         111,320
                                                 Jack Henry & Associates, Inc.                               35,500         768,220
                                                 Online Resources Corp. (a)                                  13,300         111,055
                                                 TNS, Inc. (a)                                               11,600         277,936
                                                 TradeStation Group, Inc. (a)                                16,100         163,415
                                                 Wright Express Corp. (a)                                    18,000         446,400
                                                                                                                      -------------
                                                                                                                          4,128,932
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%            Bankrate, Inc. (a)(b)                                        6,300         246,141
                                                 Interactive Data Corp.                                      17,100         429,723
                                                 Move, Inc. (a)                                              64,300         149,819
                                                 S1 Corp. (a)                                                23,722         179,576
                                                 TheStreet.com, Inc.                                         10,300          67,053
                                                 Value Line, Inc.                                               300           9,975
                                                                                                                      -------------
                                                                                                                          1,082,287
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                   AMBAC Financial Group, Inc.                                141,500         189,610
                                                 Advanta Corp. Class B                                       17,250         108,502
                                                 Asset Acceptance Capital Corp.                               7,100          86,762
                                                 Cash America International, Inc.                            13,819         428,389
                                                 Federal Agricultural Mortgage Corp. Class B                  4,800         118,944
                                                 Financial Federal Corp.                                     12,300         270,108
                                                 First Cash Financial Services, Inc. (a)                      9,600         143,904
                                                 Global Cash Access, Inc. (a)                                16,900         115,934
                                                 Harris & Harris Group, Inc. (a)                             12,500          75,000
                                                 LandAmerica Financial Group, Inc.                            8,099         179,717
                                                 Medallion Financial Corp.                                    8,200          77,244
                                                 Portfolio Recovery Associates, Inc. (a)(b)                   7,200         270,000
                                                 Radian Group, Inc.                                          42,500          61,625
                                                 Sanders Morris Harris Group, Inc.                            6,500          44,070

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Sotheby's Holdings, Inc. Class A (b)                        31,736   $     836,878
                                                 Sterling Bancorp                                             8,816         105,351
                                                 Stewart Information Services Corp.                           8,122         157,079
                                                 Stifel Financial Corp. (a)                                  11,449         393,731
                                                 WSFS Financial Corp.                                         2,991         133,399
                                                 Wauwatosa Holdings, Inc. (a)                                 2,700          28,674
                                                                                                                      -------------
                                                                                                                          3,824,921
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.4%                                     American Dairy, Inc. (a)                                     2,000          15,680
                                                 B&G Foods, Inc. Class A                                     10,800         100,872
                                                 Cal-Maine Foods, Inc. (b)                                    6,100         201,239
                                                 Chiquita Brands International, Inc. (a)                     21,200         321,604
                                                 Diamond Foods, Inc.                                          8,100         186,624
                                                 Flowers Foods, Inc.                                         36,476       1,033,730
                                                 Fresh Del Monte Produce, Inc. (a)                           19,700         464,329
                                                 Hain Celestial Group, Inc. (a)                              19,557         459,198
                                                 J&J Snack Foods Corp.                                        6,500         178,165
                                                 Lance, Inc.                                                 13,100         245,887
                                                 Lifeway Foods, Inc. (a)                                      1,900          22,591
                                                 M&F Worldwide Corp. (a)                                      6,300         247,653
                                                 Maui Land & Pineapple Co., Inc. (a)                          2,163          63,700
                                                 Omega Protein Corp. (a)                                      9,400         140,530
                                                 Pilgrim's Pride Corp.                                       20,200         262,398
                                                 Ralcorp Holdings, Inc. (a)                                  12,095         597,977
                                                 Sanderson Farms, Inc.                                        9,950         343,474
                                                 Schiff Nutrition International, Inc.                         6,000          33,600
                                                 Seaboard Corp.                                                 142         220,242
                                                 Sensient Technologies Corp.                                 22,857         643,653
                                                 Smart Balance, Inc. (a)                                     31,000         223,510
                                                 Synutra International, Inc. (a)(b)                           4,800         155,136
                                                 Tootsie Roll Industries, Inc. (b)                           11,435         287,362
                                                 TreeHouse Foods, Inc. (a)                                   14,400         349,344
                                                 United Natural Foods, Inc. (a)                              20,780         404,794
                                                 Zhongpin, Inc. (a)                                           9,500         118,750
                                                                                                                      -------------
                                                                                                                          7,322,042
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.2%                           Deltic Timber Corp.                                          5,009         268,031
                                                 Louisiana-Pacific Corp.                                     48,800         414,312
                                                 Universal Forest Products, Inc.                              7,834         234,707
                                                                                                                      -------------
                                                                                                                            917,050
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%            Ennis, Inc.                                                 11,300         176,845
                                                 Innerworkings, Inc. (a)(b)                                  15,800         188,968
                                                 The Standard Register Co.                                    8,745          82,465
                                                                                                                      -------------
                                                                                                                            448,278
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%              Stewart Enterprises, Inc. Class A                           40,224         289,613
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                     Apogee Enterprises, Inc.                                    13,700         221,392
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                      Allied Nevada Gold Corp. (a)                                21,400         126,046
                                                 Coeur d'Alene Mines Corp. (a)(b)                           259,700         753,130
                                                 Royal Gold, Inc.                                            14,300         448,448
                                                                                                                      -------------
                                                                                                                          1,327,624
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                    Assisted Living Concepts, Inc. (a)                          24,900   $     136,950
                                                 Capital Senior Living Corp. (a)                             10,600          79,924
                                                 Emeritus Corp. (a)                                           9,900         144,738
                                                 The Ensign Group, Inc.                                       4,700          54,050
                                                 Five Star Quality Care, Inc. (a)                            16,800          79,464
                                                 IPC The Hospitalist Co., Inc. (a)                            1,700          31,994
                                                 Kindred Healthcare, Inc. (a)                                12,690         364,964
                                                 MedCath Corp. (a)                                            8,100         145,638
                                                 National Healthcare Corp.                                    4,300         197,069
                                                 Psychiatric Solutions, Inc. (a)                             26,200         991,408
                                                 Res-Care, Inc. (a)                                          11,800         209,804
                                                 Skilled Healthcare Group, Inc. Class A (a)                   8,300         111,386
                                                 Sun Healthcare Group, Inc. (a)                              20,400         273,156
                                                 Sunrise Senior Living, Inc. (a)                             21,274         478,240
                                                                                                                      -------------
                                                                                                                          3,298,785
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management                           AMERIGROUP Corp. (a)                                        25,200         524,160
Services - 0.9%                                  athenahealth, Inc. (a)(b)                                   10,200         313,752
                                                 Allscripts Healthcare Solutions, Inc. (a)(b)                27,741         344,266
                                                 Amsurg Corp. (a)                                            15,500         377,425
                                                 Centene Corp. (a)                                           20,600         345,874
                                                 Computer Programs & Systems, Inc.                            4,400          76,252
                                                 Corvel Corp. (a)                                             3,785         128,198
                                                 Eclipsys Corp. (a)                                          25,531         468,749
                                                 HMS Holdings Corp. (a)                                      12,300         264,081
                                                 HealthExtras, Inc. (a)                                      15,500         467,170
                                                 HealthSpring, Inc. (a)                                      24,100         406,808
                                                 Molina Healthcare, Inc. (a)                                  6,900         167,946
                                                 National Research Corp.                                        600          15,882
                                                 Omnicell, Inc. (a)                                          15,600         205,608
                                                 Phase Forward, Inc. (a)                                     20,800         373,776
                                                 Triple-S Management Corp. (a)                                5,500          89,925
                                                 Vital Images, Inc. (a)                                       8,000          99,520
                                                                                                                      -------------
                                                                                                                          4,669,392
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                      Alliance Imaging, Inc. (a)                                  12,000         104,040
                                                 Amedisys, Inc. (a)                                          12,466         628,536
                                                 Apria Healthcare Group, Inc. (a)                            20,800         403,312
                                                 Bio-Reference Labs, Inc. (a)                                 5,200         116,012
                                                 CardioNet, Inc. (a)                                          2,400          63,912
                                                 Emergency Medical Services Corp. (a)                         4,400          99,572
                                                 Gentiva Health Services, Inc. (a)                           12,712         242,164
                                                 HealthSouth Corp. (a)(b)                                    37,200         618,636
                                                 Healthcare Services Group, Inc.                             21,137         321,494
                                                 Healthways, Inc. (a)                                        16,700         494,320
                                                 LHC Group, Inc. (a)                                          6,800         158,100
                                                 Nighthawk Radiology Holdings, Inc. (a)                      10,000          70,800
                                                 Odyssey HealthCare, Inc. (a)                                15,700         152,918
                                                 PharMerica Corp. (a)                                        14,869         335,891
                                                 Virtual Radiologic Corp. (a)                                 2,100          27,825
                                                                                                                      -------------
                                                                                                                          3,837,532
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                              Beazer Homes USA, Inc. (b)                                  17,900   $      99,703
                                                 Hovnanian Enterprises, Inc. Class A (a)(b)                  22,000         120,560
                                                 M/I Homes, Inc.                                              6,700         105,391
                                                 Meritage Homes Corp. (a)(b)                                 14,600         221,482
                                                 Ryland Group, Inc.                                          20,100         438,381
                                                 Standard-Pacific Corp.                                      30,500         103,090
                                                                                                                      -------------
                                                                                                                          1,088,607
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                               Lodgian, Inc. (a)                                            7,700          60,291
                                                 Marcus Corp.                                                 8,879         132,741
                                                 Morgans Hotel Group Co. (a)                                 13,600         140,080
                                                                                                                      -------------
                                                                                                                            333,112
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%                     American Woodmark Corp. (b)                                  5,100         107,763
                                                 Ethan Allen Interiors, Inc. (b)                             11,700         287,820
                                                 Furniture Brands International, Inc. (b)                    20,000         267,200
                                                 hhgregg, Inc. (a)                                            4,200          42,000
                                                 Haverty Furniture Cos., Inc.                                 9,336          93,733
                                                 Hooker Furniture Corp.                                       4,700          81,404
                                                 La-Z-Boy, Inc. (b)                                          22,100         169,065
                                                 Libbey, Inc.                                                 6,700          49,848
                                                 Sealy Corp. (b)                                             17,900         102,746
                                                 Tempur-Pedic International, Inc. (b)                        34,000         265,540
                                                                                                                      -------------
                                                                                                                          1,467,119
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control &                         Advanced Energy Industries, Inc. (a)                        16,312         223,474
Filter Devices - 0.8%                            Asyst Technologies, Inc. (a)                                23,541          84,041
                                                 Badger Meter, Inc. (b)                                       7,200         363,816
                                                 Beacon Power Corp. (a)(b)                                   39,300          82,530
                                                 ESCO Technologies, Inc. (a)                                 12,332         578,617
                                                 Flanders Corp. (a)                                           6,900          41,745
                                                 The Gorman-Rupp Co.                                          6,297         250,872
                                                 L-1 Identity Solutions, Inc. (a)                            30,928         411,961
                                                 Mine Safety Appliances Co. (b)                              14,626         584,894
                                                 Peerless Manufacturing Co. (a)                               3,300         154,671
                                                 Robbins & Myers, Inc.                                       13,124         654,494
                                                 Sun Hydraulics, Inc.                                         5,150         166,191
                                                 Veeco Instruments, Inc. (a)                                 15,127         243,242
                                                 Vicor Corp.                                                  9,196          91,776
                                                 Watts Water Technologies, Inc. Class A 9 (b)                13,836         344,516
                                                                                                                      -------------
                                                                                                                          4,276,840
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                       TAL International Group, Inc.                                6,400         145,536
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                           American Equity Investment Life Holding Co.                 28,300         230,645
                                                 Citizens, Inc. (a)(b)                                       17,500         107,275
                                                 Delphi Financial Group, Inc. Class A                        19,705         455,974
                                                 Kansas City Life Insurance Co.                               1,542          64,301
                                                 Life Partners Holdings, Inc.                                 3,200          63,936
                                                 National Western Life Insurance Co. Class A                    935         204,298
                                                 The Phoenix Cos., Inc.                                      55,600         423,116
                                                 Presidential Life Corp.                                      9,893         152,550
                                                 Universal American Financial Corp. (a)                      19,000         194,180
                                                                                                                      -------------
                                                                                                                          1,896,275
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.0%                     Assured Guaranty Ltd.                                       25,800   $     464,142
                                                 CNA Surety Corp. (a)                                         6,186          78,191
                                                 Crawford & Co. Class B (a)                                  11,509          91,957
                                                 eHealth, Inc. (a)                                           12,300         217,218
                                                 EMC Insurance Group, Inc.                                    2,200          52,976
                                                 FBL Financial Group, Inc. Class A                            5,625         111,825
                                                 Flagstone Reinsurance Holdings Ltd.                         14,500         170,955
                                                 Hilb Rogal & Hobbs Co.                                      17,106         743,427
                                                 Horace Mann Educators Corp.                                 19,568         274,343
                                                 Independence Holding Co.                                     1,040          10,161
                                                 Maiden Holdings Ltd.                                        25,000         158,500
                                                 Max Capital Group Ltd.                                      26,800         571,644
                                                 Meadowbrook Insurance Group, Inc.                           13,700          72,610
                                                 Montpelier Re Holdings Ltd.                                 42,400         625,400
                                                 Pico Holdings, Inc. (a)                                      7,997         347,470
                                                 Platinum Underwriters Holdings Ltd.                         23,100         753,291
                                                 Primus Guaranty Ltd. (a)(b)                                 12,600          36,666
                                                 Quanta Capital Holdings Ltd.                                31,500          83,160
                                                 Zenith National Insurance Corp.                             17,455         613,718
                                                                                                                      -------------
                                                                                                                          5,477,654
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.8%              AmCOMP, Inc. (a)                                             7,200          69,984
                                                 AmTrust Financial Services, Inc.                             7,800          98,280
                                                 American Physicians Capital, Inc.                            4,156         201,317
                                                 American Safety Insurance Holdings Ltd. (a)                  5,800          83,404
                                                 Amerisafe, Inc. (a)                                          8,900         141,866
                                                 Argo Group International Holdings Ltd. (a)                  14,579         489,271
                                                 Aspen Insurance Holdings Ltd. (c)                           40,300         953,901
                                                 Baldwin & Lyons, Inc. Class B                                3,432          59,991
                                                 CastlePoint Holdings, Ltd.                                  17,200         156,348
                                                 Darwin Professional Underwriters, Inc. (a)                   2,900          89,320
                                                 Donegal Group, Inc. Class A                                  4,544          72,113
                                                 Employers Holdings, Inc.                                    24,180         500,526
                                                 Enstar Group Ltd. (a)                                        2,500         218,750
                                                 FPIC Insurance Group, Inc. (a)                               4,200         190,344
                                                 First Acceptance Corp. (a)                                   3,377          10,806
                                                 First Mercury Financial Corp. (a)                            5,900         104,076
                                                 Greenlight Capital Re Ltd. (a)                              14,400         329,184
                                                 Hallmark Financial Services, Inc. (a)                        2,800          27,076
                                                 Harleysville Group, Inc.                                     6,762         228,758
                                                 IPC Holdings, Ltd.                                          25,400         674,370
                                                 Infinity Property & Casualty Corp.                           7,700         319,704
                                                 NYMAGIC, Inc.                                                3,000          57,480
                                                 National Interstate Corp.                                    2,800          51,464
                                                 Navigators Group, Inc. (a)                                   6,300         340,515
                                                 Odyssey Re Holdings Corp.                                   11,500         408,250
                                                 PMA Capital Corp. Class A (a)                               15,206         140,047
                                                 The PMI Group, Inc.                                         41,600          81,120
                                                 ProAssurance Corp. (a)                                      15,223         732,379
                                                 Procentury Corp.                                             6,100          96,624

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 RLI Corp.                                                    8,854   $     438,007
                                                 SCPIE Holdings, Inc. (a)                                     4,600         128,754
                                                 Safety Insurance Group, Inc.                                 7,700         274,505
                                                 SeaBright Insurance Holdings, Inc. (a)                       9,700         140,456
                                                 Selective Insurance Group, Inc.                             25,308         474,778
                                                 State Auto Financial Corp.                                   5,612         134,295
                                                 Tower Group, Inc.                                            9,600         203,424
                                                 United America Indemnity, Ltd. (a)                           9,600         128,352
                                                 United Fire & Casualty Co.                                  11,300         304,309
                                                 Validus Holdings Ltd.                                       30,500         648,125
                                                                                                                      -------------
                                                                                                                          9,802,273
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management                            Ampal-American Israel Corp. Class A (a)(b)                   6,000          27,060
Companies - 0.6%                                 Apollo Investment Corp. (b)                                 67,146         962,202
                                                 Ares Capital Corp.                                          45,872         462,390
                                                 Calamos Asset Management, Inc. Class A                       9,800         166,894
                                                 Capital Southwest Corp.                                      1,200         125,076
                                                 Cohen & Steers, Inc. (b)                                     8,000         207,760
                                                 Epoch Holding Corp.                                          4,800          43,776
                                                 FBR Capital Markets Corp. (a)                               11,300          56,839
                                                 GAMCO Investors, Inc. Class A                                3,796         188,358
                                                 Kohlberg Capital Corp.                                       7,800          78,000
                                                 MCG Capital Corp.                                           40,000         159,200
                                                 NGP Capital Resources Co.                                    8,623         132,880
                                                 National Financial Partners Corp. (b)                       19,200         380,544
                                                 Pzena Investment Management, Inc. Class A                    4,200          53,592
                                                 Resource America, Inc. Class A                               6,349          59,173
                                                 U.S. Global Investors, Inc. (b)                              5,600          93,800
                                                 Westwood Holdings Group Inc.                                 2,900         115,420
                                                                                                                      -------------
                                                                                                                          3,312,964
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.2%              Bidz.com, Inc. (a)                                           3,600          31,176
                                                 Fossil, Inc. (a)                                            21,300         619,191
                                                 Fuqi International, Inc. (a)                                 5,500          48,180
                                                 Movado Group, Inc.                                           7,500         148,500
                                                                                                                      -------------
                                                                                                                            847,047
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                              Callaway Golf Co.                                           31,300         370,279
                                                 Great Wolf Resorts, Inc. (a)                                12,800          55,936
                                                 Life Time Fitness, Inc. (a)(b)                              16,400         484,620
                                                 Pool Corp.                                                  23,400         415,584
                                                 Rick's Cabaret International, Inc. (a)                       2,600          43,654
                                                 Six Flags, Inc. (a)(b)                                      34,500          39,675
                                                 Steinway Musical Instruments, Inc. (a)                       3,500          92,400
                                                 Town Sports International Holdings, Inc. (a)                 8,000          74,720
                                                 Vail Resorts, Inc. (a)(b)                                   14,756         631,999
                                                                                                                      -------------
                                                                                                                          2,208,867
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                             Hurco Companies, Inc. (a)                                    2,700          83,403
                                                 Thermadyne Holdings Corp. (a)                                7,000         103,460
                                                                                                                      -------------
                                                                                                                            186,863
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                   Applied Industrial Technologies, Inc.                       20,090         485,575
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                   Alamo Group, Inc.                                            3,400   $      70,006
                                                 Gehl Co. (a)                                                 4,950          73,211
                                                 Lindsay Manufacturing Co.                                    5,613         476,937
                                                 Titan Machinery, Inc. (a)                                    3,500         109,620
                                                                                                                      -------------
                                                                                                                            729,774
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                        Astec Industries, Inc. (a)                                   8,517         273,736
Handling - 0.1%                                  NACCO Industries, Inc. Class A                               2,587         192,343
                                                                                                                      -------------
                                                                                                                            466,079
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                        Briggs & Stratton Corp. (b)                                 22,400         284,032
                                                 Harbin Electric, Inc. (a)                                    3,500          49,735
                                                 Raser Technologies, Inc. (a)(b)                             22,500         219,150
                                                                                                                      -------------
                                                                                                                            552,917
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 1.1%           Actuant Corp. Class A                                       26,300         824,505
                                                 Altra Holdings, Inc. (a)                                    13,200         221,892
                                                 Chart Industries, Inc. (a)                                  13,400         651,776
                                                 Colfax Corp. (a)                                            10,700         268,463
                                                 Columbus McKinnon Corp. (a)                                  8,800         211,904
                                                 DXP Enterprises, Inc. (a)                                    1,900          79,116
                                                 EnPro Industries, Inc. (a)                                   9,700         362,198
                                                 Graham Corp.                                                 2,500         185,275
                                                 Kadant, Inc. (a)                                             6,470         146,222
                                                 Middleby Corp. (a)                                           8,300         364,453
                                                 Nordson Corp.                                               15,910       1,159,680
                                                 Tecumseh Products Co. Class A (a)                            8,028         263,158
                                                 Tennant Co.                                                  7,874         236,771
                                                 Twin Disc, Inc.                                              4,100          85,813
                                                 Woodward Governor Co.                                       27,758         989,850
                                                                                                                      -------------
                                                                                                                          6,051,076
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                  Allis-Chalmers Energy, Inc. (a)(b)                          13,000         231,400
Services - 2.0%                                  Basic Energy Services, Inc. (a)                             19,400         611,100
                                                 Bolt Technology Corp. (a)                                    4,500         101,565
                                                 CARBO Ceramics, Inc.                                         9,602         560,277
                                                 Cal Dive International, Inc. (a)                            20,574         294,002
                                                 Complete Production Services, Inc. (a)                      22,600         823,092
                                                 Dril-Quip, Inc. (a)                                         14,576         918,288
                                                 Exterran Holdings, Inc. (a)                                      1              71
                                                 Flotek Industries, Inc. (a)(b)                              10,800         222,696
                                                 Gulf Island Fabrication, Inc.                                6,017         294,412
                                                 Hornbeck Offshore Services, Inc. (a)                        10,940         618,219
                                                 Lufkin Industries, Inc.                                      6,900         574,632
                                                 Mitcham Industries, Inc. (a)                                 5,200          88,816
                                                 NATCO Group, Inc. Class A (a)                                9,700         528,941
                                                 Natural Gas Services Group (a)                               6,100         185,928
                                                 Newpark Resources, Inc. (a)                                 42,620         334,993
                                                 Parker Drilling Co. (a)                                     54,681         547,357
                                                 RPC, Inc.                                                   13,700         230,160
                                                 Sulphco, Inc. (a)(b)                                        19,500          44,265
                                                 Superior Well Services, Inc. (a)                             8,200         260,022
                                                 T-3 Energy Services, Inc. (a)                                6,100         484,767

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Trico Marine Services, Inc. (a)(b)                           5,900   $     214,878
                                                 Union Drilling, Inc. (a)                                     6,500         140,920
                                                 W-H Energy Services, Inc. (a)                               14,657       1,403,261
                                                 Willbros Group, Inc. (a)                                    18,300         801,723
                                                                                                                      -------------
                                                                                                                         10,515,785
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.1%                      Cascade Corp.                                                4,400         186,208
                                                 Flow International Corp. (a)                                17,100         133,380
                                                 Key Technology Inc. (a)                                      3,000          95,430
                                                 Semitool, Inc. (a)                                           8,341          62,641
                                                 TurboChef Technologies, Inc. (a)                             8,600          41,108
                                                                                                                      -------------
                                                                                                                            518,767
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                      Cavco Industries, Inc. (a)                                   3,400         111,282
                                                 Champion Enterprises, Inc. (a)                              36,827         215,438
                                                 Palm Harbor Homes, Inc. (a)(b)                               4,605          25,466
                                                 Skyline Corp.                                                3,301          77,574
                                                                                                                      -------------
                                                                                                                            429,760
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                             Federal Signal Corp.                                        22,759         273,108
                                                 Fushi Copperweld, Inc. (a)                                   7,300         173,229
                                                 Standex International Corp.                                  5,931         123,009
                                                                                                                      -------------
                                                                                                                            569,346
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                   Abaxis, Inc. (a)                                            10,600         255,778
Supplies - 2.8%                                  Abiomed, Inc. (a)                                           15,000         266,250
                                                 Align Technology, Inc. (a)                                  29,400         308,406
                                                 Alphatec Holdings, Inc. (a)                                 10,700          43,656
                                                 American Medical Systems Holdings, Inc. (a)(b)              34,500         515,775
                                                 AngioDynamics, Inc. (a)                                     12,100         164,802
                                                 Atrion Corp.                                                   700          67,074
                                                 Bio-Rad Laboratories, Inc. Class A (a)                       8,900         719,921
                                                 BioMimetic Therapeutics, Inc. (a)                            5,400          64,368
                                                 CONMED Corp. (a)                                            14,028         372,443
                                                 Cantel Medical Corp. (a)                                     4,500          45,540
                                                 Cardiac Science Corp. (a)                                    8,600          70,520
                                                 Cepheid, Inc. (a)                                           26,800         753,616
                                                 Clinical Data, Inc. (a)                                      4,600          65,642
                                                 Conceptus, Inc. (a)                                         14,900         275,501
                                                 CryoLife, Inc. (a)                                          14,000         160,160
                                                 Cyberonics, Inc. (a)                                        11,269         244,537
                                                 DexCom, Inc. (a)                                            11,800          71,272
                                                 ev3, Inc. (a)                                               32,932         312,195
                                                 Exactech, Inc. (a)                                           3,800          97,698
                                                 Hansen Medical, Inc. (a)(b)                                  8,300         138,776
                                                 I-Flow Corp. (a)                                             9,200          93,380
                                                 ICU Medical, Inc. (a)                                        5,950         136,136
                                                 IRIS International, Inc. (a)                                 9,300         145,545
                                                 Immucor, Inc. (a)                                           33,043         855,153
                                                 Insulet Corp. (a)                                            9,200         144,716
                                                 Invacare Corp.                                              15,822         323,402
                                                 Landauer, Inc.                                               4,278         240,595
                                                 Medical Action Industries, Inc. (a)                          6,550          67,924

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Mentor Corp. (b)                                            16,044   $     446,344
                                                 Meridian Bioscience, Inc.                                   18,900         508,788
                                                 Merit Medical Systems, Inc. (a)                             12,610         185,367
                                                 Micrus Endovascular Corp. (a)                                7,200         100,944
                                                 Neogen Corp. (a)                                             7,300         167,097
                                                 NuVasive, Inc. (a)                                          16,800         750,288
                                                 OraSure Technologies, Inc. (a)                              22,259          83,249
                                                 Orthofix International NV (a)                                8,100         234,495
                                                 Orthovita, Inc. (a)                                         28,800          59,040
                                                 Owens & Minor, Inc.                                         19,398         886,295
                                                 PSS World Medical, Inc. (a)                                 29,373         478,780
                                                 Palomar Medical Technologies, Inc. (a)                       8,700          86,826
                                                 SonoSite, Inc. (a)                                           8,015         224,500
                                                 Spectranetic Corp. (a)                                      14,800         145,928
                                                 Stereotaxis, Inc. (a)(b)                                    12,400          66,464
                                                 Steris Corp.                                                27,300         785,148
                                                 SurModics, Inc. (a)(b)                                       7,583         340,022
                                                 Symmetry Medical, Inc. (a)                                  16,800         272,496
                                                 Synovis Life Technologies, Inc. (a)                          6,400         120,512
                                                 Thoratec Corp. (a)                                          25,847         449,479
                                                 Trans1, Inc. (a)(b)                                          6,400          96,448
                                                 Vision-Sciences Inc. (a)                                     6,900          25,806
                                                 Vital Signs, Inc.                                            3,824         217,127
                                                 Volcano Corp. (a)                                           23,100         281,820
                                                 West Pharmaceutical Services, Inc.                          15,176         656,817
                                                 Wright Medical Group, Inc. (a)                              17,400         494,334
                                                                                                                      -------------
                                                                                                                         15,185,195
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.4%                          Air Methods Corp. (a)                                        5,100         127,500
                                                 Almost Family, Inc. (a)                                      3,400          90,440
                                                 Genoptix, Inc. (a)                                           4,200         132,510
                                                 Hanger Orthopedic Group, Inc. (a)                           11,600         191,284
                                                 Magellan Health Services, Inc. (a)                          19,100         707,273
                                                 Parexel International Corp. (a)                             26,894         707,581
                                                 RadNet, Inc. (a)                                             9,400          58,280
                                                 RehabCare Group, Inc. (a)                                    8,595         137,778
                                                 US Physical Therapy, Inc. (a)                                6,300         103,383
                                                                                                                      -------------
                                                                                                                          2,256,029
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.8%                         Ampco-Pittsburgh Corp.                                       4,100         182,368
                                                 CIRCOR International, Inc.                                   8,300         406,617
                                                 Dynamic Materials Corp.                                      6,000         197,700
                                                 Encore Wire Corp.                                            8,850         187,532
                                                 Haynes International, Inc. (a)                               5,800         333,790
                                                 Insteel Industries, Inc.                                     8,000         146,480
                                                 Kaydon Corp.                                                13,026         669,667
                                                 L.B. Foster Co. Class A (a)                                  5,200         172,640
                                                 Mueller Water Products, Inc. Series A (b)                   55,760         449,983
                                                 NN, Inc.                                                     8,400         117,096
                                                 Northwest Pipe Co. (a)                                       4,100         228,780
                                                 Omega Flex, Inc.                                             1,200          18,240

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 RBC Bearings, Inc. (a)                                      10,600   $     353,192
                                                 RTI International Metals, Inc. (a)                          11,113         395,845
                                                 Superior Essex, Inc. (a)                                     9,400         419,522
                                                 Trimas Corp. (a)                                             4,300          25,757
                                                                                                                      -------------
                                                                                                                          4,305,209
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.9%           A.M. Castle & Co.                                            8,200         234,602
                                                 AMCOL International Corp.                                   12,573         357,828
                                                 Apex Silver Mines Ltd. (a)(b)                               28,000         137,480
                                                 Brush Engineered Materials, Inc. (a)                         9,411         229,817
                                                 Compass Minerals International, Inc.                        15,300       1,232,568
                                                 General Moly, Inc. (a)                                      29,100         229,017
                                                 GrafTech International Ltd. (a)                             48,744       1,307,802
                                                 Hecla Mining Co. (a)                                        60,500         560,230
                                                 Horsehead Holding Corp. (a)                                 17,400         211,584
                                                 Minerals Technologies, Inc.                                  8,953         569,321
                                                 Stillwater Mining Co. (a)(b)                                18,664         220,795
                                                 United States Lime & Minerals Inc. (a)                         700          27,699
                                                 Uranium Resources, Inc. (a)(b)                              21,900          80,811
                                                                                                                      -------------
                                                                                                                          5,399,554
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                Core-Mark Holdings Co., Inc. (a)                             4,300         112,660
Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%            Reddy Ice Holdings, Inc.                                     8,500         116,280
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                 MedAssets, Inc. (a)                                          6,000         102,300
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                        Ceradyne, Inc. (a)                                          12,450         427,035
Commodities - 0.2%                               Lydall, Inc. (a)                                             8,600         107,930
                                                 Symyx Technologies, Inc. (a)                                15,979         111,533
                                                 WD-40 Co.                                                    8,089         236,603
                                                                                                                      -------------
                                                                                                                            883,101
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                        Insituform Technologies, Inc. Class A (a)                   13,138         200,092
Processing - 0.1%                                Rogers Corp. (a)                                             8,755         329,100
                                                 Xerium Technologies, Inc. (b)                                6,600          26,136
                                                                                                                      -------------
                                                                                                                            555,328
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%           Blount International, Inc. (a)                              18,100         210,141
                                                 Park-Ohio Holdings Corp. (a)                                 3,900          57,564
                                                                                                                      -------------
                                                                                                                            267,705
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                  iRobot Corp. (a)(b)                                          9,200         126,408
                                                 Microvision, Inc. (a)                                       25,400          69,850
                                                 TerreStar Corp. (a)                                         29,800         118,604
                                                 Vocus, Inc. (a)                                              8,000         257,360
                                                                                                                      -------------
                                                                                                                            572,222
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                    Brunswick Corp.                                             42,800         453,680
                                                 Compass Diversified Holdings                                12,400         141,732
                                                 GenCorp, Inc. (a)                                           27,071         193,828
                                                 GenTek Inc. (a)                                              3,500          94,115
                                                 Kaman Corp. Class A                                         12,394         282,087
                                                 Lancaster Colony Corp.                                       9,599         290,658
                                                 Raven Industries, Inc.                                       7,600         249,128
                                                 United Capital Corp. (a)                                       600          11,520
                                                                                                                      -------------
                                                                                                                          1,716,748
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                      ACCO Brands Corp. (a)                                       24,600   $     276,258
Equipment - 0.3%                                 HNI Corp.                                                   21,900         386,754
                                                 Herman Miller, Inc.                                         26,600         662,074
                                                 Kimball International, Inc. Class B                         16,474         136,405
                                                 Knoll, Inc.                                                 22,400         272,160
                                                 Presstek, Inc. (a)                                          14,700          72,912
                                                                                                                      -------------
                                                                                                                          1,806,563
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.0%                         Bois d'Arc Energy, Inc. (a)                                  9,000         218,790
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 4.2%                      APCO Argentina, Inc.                                         2,000          57,900
                                                 ATP Oil & Gas Corp. (a)                                     13,100         517,057
                                                 Abraxas Petroleum Corp. (a)                                 21,700         117,397
                                                 American Oil & Gas, Inc. (a)                                16,300          63,896
                                                 Arena Resources, Inc. (a)                                   16,600         876,812
                                                 Atlas America, Inc.                                         16,287         733,729
                                                 BMB Munai, Inc. (a)                                         19,400         115,236
                                                 BPZ Resources, Inc. (a)(b)                                  28,400         834,960
                                                 Berry Petroleum Co. Class A                                 20,202       1,189,494
                                                 Bill Barrett Corp. (a)                                      17,300       1,027,793
                                                 Brigham Exploration Co. (a)                                 22,500         356,175
                                                 Bronco Drilling Co., Inc. (a)                               12,000         220,560
                                                 Callon Petroleum Co. (a)                                     9,900         270,864
                                                 Cano Petroleum, Inc. (a)                                    17,900         142,126
                                                 Carrizo Oil & Gas, Inc. (a)                                 12,900         878,361
                                                 Cheniere Energy, Inc. (a)                                   25,000         109,250
                                                 Clayton Williams Energy, Inc. (a)                            2,600         285,870
                                                 Comstock Resources, Inc. (a)                                21,557       1,820,057
                                                 Contango Oil & Gas Co. (a)                                   6,200         576,104
                                                 Delek US Holdings, Inc.                                      4,600          42,366
                                                 Double Eagle Pete & Mining Co. (a)                           3,600          65,628
                                                 EXCO Resources, Inc. (a)                                    35,200       1,299,232
                                                 Endeavour International Corp. (a)                           53,200         115,444
                                                 Energy Partners Ltd. (a)                                    15,737         234,796
                                                 Energy XXI Bermuda Ltd. (a)                                 34,700         239,777
                                                 FX Energy, Inc. (a)                                         17,800          93,806
                                                 Gasco Energy, Inc. (a)                                      47,000         195,050
                                                 GeoGlobal Resources, Inc. (a)(b)                            16,300          34,719
                                                 GeoResources, Inc. (a)                                       2,400          44,208
                                                 Geokinetics, Inc. (a)                                        2,600          47,086
                                                 Goodrich Petroleum Corp. (a)(b)                              9,500         787,740
                                                 Gran Tierra Energy, Inc. (a)                                45,200         360,244
                                                 Grey Wolf, Inc. (a)                                         84,843         766,132
                                                 Gulfport Energy Corp. (a)                                   13,000         214,110
                                                 Harvest Natural Resources, Inc. (a)                         16,700         184,702
                                                 Houston American Energy Corp. (a)                            6,500          72,930
                                                 McMoRan Exploration Co. (a)(b)                              23,800         654,976
                                                 Meridian Resource Corp. (a)                                 36,811         108,592
                                                 Northern Oil And Gas, Inc. (a)                              10,000         132,800
                                                 Oilsands Quest, Inc. (a)                                    77,500         503,750
                                                 Panhandle Oil & Gas Inc.                                     3,800         128,668

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Parallel Petroleum Corp. (a)                                20,100   $     404,613
                                                 Petroleum Development Corp. (a)                              7,000         465,430
                                                 Petroquest Energy, Inc. (a)                                 20,600         554,140
                                                 Pioneer Drilling Co. (a)                                    24,100         453,321
                                                 PrimeEnergy Corp. (a)                                          300          16,089
                                                 Quest Resource Corp. (a)                                    10,400         118,664
                                                 Rex Energy Corp. (a)                                         8,300         219,120
                                                 Rosetta Resources, Inc. (a)                                 24,200         689,700
                                                 Stone Energy Corp. (a)                                      13,478         888,335
                                                 Swift Energy Co. (a)                                        14,417         952,387
                                                 TXCO Resources, Inc. (a)                                    15,700         184,632
                                                 Toreador Resources Corp. (a)(b)                              7,500          63,975
                                                 Tri-Valley Corp. (a)                                        11,800          87,674
                                                 Venoco, Inc. (a)                                             9,400         218,174
                                                 VeraSun Energy Corp. (a)(b)                                 50,980         210,547
                                                 Warren Resources, Inc. (a)                                  28,400         416,912
                                                 Western Refining, Inc.                                      14,900         176,416
                                                                                                                      -------------
                                                                                                                         22,640,526
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.3%                  Delta Petroleum Corp. (a)(b)                                29,500         752,545
                                                 GMX Resources Inc. (a)(b)                                    7,100         526,110
                                                 Ram Energy Resources, Inc. (a)                              19,300         121,397
                                                                                                                      -------------
                                                                                                                          1,400,052
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%             Vaalco Energy, Inc. (a)                                     28,100         238,007
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                         Ferro Corp.                                                 21,276         399,138
                                                 H.B. Fuller Co.                                             25,080         562,795
                                                                                                                      -------------
                                                                                                                            961,933
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                     AbitibiBowater, Inc. (b)                                    26,044         242,990
                                                 Albany International Corp. Class A                          14,574         422,646
                                                 Boise, Inc. (a)(b)                                          15,800          60,830
                                                 Buckeye Technologies, Inc. (a)                              16,598         140,419
                                                 Kapstone Paper and Packaging Corp. (a)                      10,200          68,034
                                                 Mercer International, Inc. (a)(b)                           14,300         106,964
                                                 Multi-Color Corp.                                            3,950          82,911
                                                 Neenah Paper, Inc.                                           6,900         115,299
                                                 P.H. Glatfelter Co.                                         19,801         267,512
                                                 Rock-Tenn Co. Class A                                       17,880         536,221
                                                 Verso Paper Corp. (a)                                        7,900          66,834
                                                 Wausau Paper Corp.                                          20,942         161,463
                                                                                                                      -------------
                                                                                                                          2,272,123
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                  Spartech Corp.                                              14,154         133,472
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                American Ecology Corp.                                       7,600         224,428
Services - 0.4%                                  Darling International, Inc. (a)                             38,300         632,716
                                                 EnergySolutions, Inc.                                       15,500         346,425
                                                 Fuel Tech, Inc. (a)(b)                                       8,400         148,008
                                                 Headwaters, Inc. (a)                                        20,646         243,003
                                                 Met-Pro Corp.                                                8,000         106,800
                                                 Metalico, Inc. (a)                                          12,100         211,992
                                                 Team, Inc. (a)                                               9,000         308,880
                                                                                                                      -------------
                                                                                                                          2,222,252
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%              Regal-Beloit Corp.                                          15,151   $     640,130
                                                 Synthesis Energy Systems, Inc. (a)                          10,200          91,902
                                                                                                                      -------------
                                                                                                                            732,032
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%               Bowne & Co., Inc.                                           12,782         162,970
                                                 Cenveo, Inc. (a)                                            22,800         222,756
                                                 Schawk, Inc.                                                 5,500          65,945
                                                 VistaPrint Ltd. (a)(b)                                      20,700         553,932
                                                                                                                      -------------
                                                                                                                          1,005,603
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology                            ATMI, Inc. (a)                                              15,757         439,935
Equipment - 1.1%                                 Axcelis Technologies, Inc. (a)                              44,800         218,624
                                                 Brooks Automation, Inc. (a)                                 30,078         248,745
                                                 Cognex Corp.                                                19,856         457,681
                                                 Cymer, Inc. (a)                                             14,800         397,824
                                                 Dionex Corp. (a)                                             8,731         579,476
                                                 Electro Scientific Industries, Inc. (a)                     12,861         182,240
                                                 Emcore Corp. (a)                                            36,200         226,612
                                                 Entegris, Inc. (a)                                          50,499         330,768
                                                 Esterline Technologies Corp. (a)                            13,890         684,221
                                                 FEI Co. (a)                                                 17,755         404,459
                                                 Intevac, Inc. (a)                                           10,300         116,184
                                                 K-Tron International, Inc. (a)                               1,300         168,480
                                                 Kulicke & Soffa Industries, Inc. (a)                        25,356         184,845
                                                 LTX Corp. (a)                                               29,703          65,347
                                                 MTS Systems Corp.                                            8,300         297,804
                                                 Mattson Technology, Inc. (a)                                23,399         111,379
                                                 Photon Dynamics, Inc. (a)                                    9,300         140,244
                                                 Photronics, Inc. (a)                                        19,079         134,316
                                                 Rofin-Sinar Technologies, Inc. (a)                          14,100         425,820
                                                 Rudolph Technologies, Inc. (a)                              13,473         103,742
                                                 Ultra Clean Holdings, Inc. (a)                               9,000          71,640
                                                 Ultratech, Inc. (a)                                         11,090         172,117
                                                                                                                      -------------
                                                                                                                          6,162,503
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%                 Consolidated Graphics, Inc. (a)                              4,900         241,423
                                                 Courier Corp.                                                3,750          75,300
                                                 GateHouse Media, Inc. (b)                                   10,640          26,174
                                                 Idearc, Inc.                                                73,600         172,960
                                                 Martha Stewart Living Omnimedia, Inc.                       11,982          88,667
                                                     Class A (a)(b)
                                                 Playboy Enterprises, Inc. Class B (a)                       10,107          49,929
                                                 Primedia, Inc.                                              12,800          59,648
                                                 Scholastic Corp. (a)                                        11,560         331,310
                                                                                                                      -------------
                                                                                                                          1,045,411
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                    AH Belo Corp.                                                7,980          45,486
                                                 Belo Corp. Class A                                          44,000         321,640
                                                 Dolan Media Co. (a)                                         11,000         200,200
                                                 Journal Communications, Inc. Class A                        20,000          96,400
                                                 Lee Enterprises, Inc. (b)                                   21,300          84,987

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 McClatchy Co. Class A                                       28,500   $     193,230
                                                 Media General, Inc. Class A (b)                             10,300         123,085
                                                                                                                      -------------
                                                                                                                          1,065,028
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.2%                   CKX, Inc. (a)                                               24,400         213,500
                                                 Citadel Broadcasting Corp. (a)(b)                           85,130         103,858
                                                 Cox Radio, Inc. Class A (a)                                 12,100         142,780
                                                 Cumulus Media, Inc. Class A (a)                             14,300          56,342
                                                 Entercom Communications Corp.                               14,800         103,896
                                                 Fisher Communications, Inc. (a)                              3,000         103,320
                                                 Gray Television, Inc.                                       19,500          55,965
                                                 Lin TV Corp. Class A (a)                                    12,700          75,692
                                                 Outdoor Channel Holdings, Inc. (a)                           9,100          63,518
                                                 Sinclair Broadcast Group, Inc. Class A                      26,264         199,606
                                                 Westwood One, Inc. (a)                                      33,700          41,788
                                                 World Wrestling Entertainment, Inc.                         11,796         182,484
                                                                                                                      -------------
                                                                                                                          1,342,749
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.3%                        American Railcar Industries, Inc.                            3,600          60,408
                                                 Freightcar America, Inc.                                     5,600         198,800
                                                 Greenbrier Cos., Inc.                                        7,800         158,340
                                                 Westinghouse Air Brake Technologies Corp.                   22,839       1,110,432
                                                                                                                      -------------
                                                                                                                          1,527,980
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                                 Genesee & Wyoming, Inc. Class A (a)                         14,175         482,234
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                               AMREP Corp. (b)                                                800          38,072
                                                 Avatar Holdings, Inc. (a)(b)                                 2,700          81,783
                                                 Bluegreen Corp. (a)                                          6,100          36,905
                                                 Cogdell Spencer, Inc.                                        5,900          95,875
                                                 Consolidated-Tomoka Land Co.                                 2,600         109,356
                                                 FX Real Estate and Entertainment, Inc. (a)                   3,220           6,118
                                                 Forestar Real Estate Group, Inc. (a)                        17,500         333,375
                                                 Griffin Land & Nurseries, Inc.                               1,400          42,980
                                                 Grubb & Ellis Co.                                           15,100          58,135
                                                 Hilltop Holdings, Inc. (a)                                  21,372         220,345
                                                 Meruelo Maddux Properties, Inc. (a)                         17,380          37,888
                                                 Resource Capital Corp.                                      10,100          72,821
                                                 Stratus Properties, Inc. (a)                                 2,000          34,780
                                                 Tejon Ranch Co. (a)                                          5,115         184,447
                                                 Thomas Properties Group, Inc.                               11,200         110,208
                                                                                                                      -------------
                                                                                                                          1,463,088
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                           Acadia Realty Trust                                         15,901         368,108
Trusts (REITs) - 5.2%                            Agree Realty Corp.                                           3,700          81,585
                                                 Alexander's, Inc. (a)                                          867         269,290
                                                 American Campus Communities, Inc.                           18,903         526,264
                                                 American Capital Agency Corp.                                5,300          88,192
                                                 Anthracite Capital, Inc. (c)(d)                             26,600         187,264
                                                 Anworth Mortgage Asset Corp.                                39,100         254,541
                                                 Arbor Realty Trust, Inc.                                     6,500          58,305
                                                 Ashford Hospitality Trust, Inc. (c)                         58,780         271,564
                                                 Associated Estates Realty Corp.                              6,900          73,899
                                                 BioMed Realty Trust, Inc.                                   33,820         829,605

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 CapLease, Inc.                                              20,200   $     151,298
                                                 Capital Trust, Inc. (b)                                      7,900         151,759
                                                 Capstead Mortgage Corp.                                     26,400         286,440
                                                 Care Investment Trust, Inc.                                  7,600          71,668
                                                 Cedar Shopping Centers, Inc.                                20,300         237,916
                                                 Chimera Investment Corp.                                    15,800         142,358
                                                 Colonial Properties Trust                                   23,300         466,466
                                                 Corporate Office Properties Trust                           18,300         628,239
                                                 Cousins Properties, Inc. (b)                                21,900         505,890
                                                 DCT Industrial Trust, Inc.                                  80,810         669,107
                                                 DiamondRock Hospitality Co.                                 44,450         484,061
                                                 Dupont Fabros Technology, Inc.                               5,900         109,976
                                                 Eastgroup Properties, Inc.                                  12,127         520,248
                                                 Education Realty Trust, Inc.                                13,100         152,615
                                                 Entertainment Properties Trust                              14,380         710,947
                                                 Equity Lifestyle Properties, Inc.                            9,694         426,536
                                                 Equity One, Inc.                                            14,600         300,030
                                                 Extra Space Storage, Inc.                                   36,950         567,552
                                                 FelCor Lodging Trust, Inc.                                  30,970         325,185
                                                 First Industrial Realty Trust, Inc. (b)                     21,000         576,870
                                                 First Potomac Realty Trust                                  11,600         176,784
                                                 Franklin Street Properties Corp.                            25,800         326,112
                                                 Friedman Billings Ramsey Group, Inc. Class A                60,800          91,200
                                                 Getty Realty Corp.                                           8,200         118,162
                                                 Glimcher Realty Trust                                       17,956         200,748
                                                 Gramercy Capital Corp. (b)                                  19,802         229,505
                                                 Hatteras Financial Corp.                                     5,900         135,641
                                                 Healthcare Realty Trust, Inc.                               23,800         565,726
                                                 Hersha Hospitality Trust                                    16,000         120,800
                                                 Highwoods Properties, Inc.                                  27,000         848,340
                                                 Home Properties, Inc.                                       15,020         721,861
                                                 Inland Real Estate Corp.                                    26,400         380,688
                                                 Investors Real Estate Trust (b)                             27,300         260,442
                                                 JER Investors Trust, Inc. (b)                               10,800          68,040
                                                 Kite Realty Group Trust                                      9,440         118,000
                                                 LTC Properties, Inc.                                        10,900         278,604
                                                 LaSalle Hotel Properties                                    19,020         477,973
                                                 Lexington Corporate Properties Trust                        23,192         316,107
                                                 MFA Mortgage Investments, Inc.                              71,100         463,572
                                                 Maguire Properties, Inc.                                    18,200         221,494
                                                 Medical Properties Trust, Inc.                              32,800         331,936
                                                 Mid-America Apartment Communities, Inc.                     12,329         629,272
                                                 Mission West Properties, Inc.                                9,300         101,928
                                                 Monmouth Real Estate Investment Corp. Class A               11,600          74,240
                                                 National Health Investors, Inc.                              9,629         274,523
                                                 National Retail Properties, Inc.                            34,575         722,618
                                                 Newcastle Investment Corp. (b)                              26,400         185,064
                                                 NorthStar Realty Finance Corp. (b)                          28,100         233,792
                                                 Omega Healthcare Investors, Inc.                            32,900         547,785

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 One Liberty Properties, Inc.                                 4,700   $      76,657
                                                 PS Business Parks, Inc.                                      6,708         346,133
                                                 Parkway Properties, Inc.                                     7,304         246,364
                                                 Pennsylvania Real Estate Investment Trust                   17,332         401,062
                                                 Post Properties, Inc.                                       20,786         618,384
                                                 Potlatch Corp.                                              18,547         836,841
                                                 RAIT Investment Trust (b)                                   29,410         218,222
                                                 Ramco-Gershenson Properties Trust                            8,800         180,752
                                                 Realty Income Corp. (b)                                     47,800       1,087,928
                                                 Redwood Trust, Inc. (b)                                     15,395         350,852
                                                 Saul Centers, Inc.                                           4,522         212,489
                                                 Senior Housing Properties Trust                             44,814         875,217
                                                 Sovran Self Storage, Inc.                                   10,680         443,861
                                                 Strategic Hotel Capital, Inc.                               32,700         306,399
                                                 Sun Communities, Inc.                                        7,843         142,978
                                                 Sunstone Hotel Investors, Inc.                              28,600         474,760
                                                 Tanger Factory Outlet Centers, Inc.                         14,822         532,554
                                                 U-Store-It Trust                                            24,670         294,807
                                                 Universal Health Realty Income Trust                         5,427         162,810
                                                 Urstadt Biddle Properties, Inc. Class A                      7,900         115,814
                                                 Washington Real Estate Investment Trust                     23,265         699,113
                                                 Winthrop Realty Trust, Inc.                                 18,700          67,320
                                                                                                                      -------------
                                                                                                                         28,406,052
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%             Fleetwood Enterprises, Inc. (a)(b)                          30,499          79,907
                                                 Marine Products Corp.                                        3,175          20,955
                                                 Polaris Industries, Inc. (b)                                15,500         625,890
                                                 Winnebago Industries, Inc. (b)                              14,290         145,615
                                                                                                                      -------------
                                                                                                                            872,367
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                       Aircastle Ltd.                                              23,400         196,794
Commercial - 0.1%                                Electro Rent Corp.                                          11,053         138,604
                                                 H&E Equipment Services, Inc. (a)                             7,800          93,756
                                                 McGrath RentCorp                                            11,210         275,654
                                                                                                                      -------------
                                                                                                                            704,808
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                       Aaron Rents, Inc. (c)                                       20,593         459,842
Consumer - 0.3%                                  Amerco, Inc. (a)                                             4,100         195,488
                                                 Dollar Thrifty Automotive Group, Inc. (a)                   10,295          97,288
                                                 RSC Holdings, Inc. (a)                                      22,200         205,572
                                                 Rent-A-Center, Inc. (a)                                     31,400         645,898
                                                                                                                      -------------
                                                                                                                          1,604,088
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.1%                               AFC Enterprises, Inc. (a)                                   12,000          95,880
                                                 BJ's Restaurants, Inc. (a)                                   8,000          77,840
                                                 Bob Evans Farms, Inc.                                       15,180         434,148
                                                 Buffalo Wild Wings, Inc. (a)                                 8,850         219,745
                                                 CBRL Group, Inc.                                            10,600         259,806
                                                 CEC Entertainment, Inc. (a)                                 10,350         289,903
                                                 CKE Restaurants, Inc.                                       24,100         300,527
                                                 California Pizza Kitchen, Inc. (a)                          11,550         129,244
                                                 The Cheesecake Factory, Inc. (a)                            31,800         505,938
                                                 Denny's Corp. (a)                                           45,100         128,084

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 DineEquity, Inc. (b)                                         8,248   $     308,145
                                                 Domino's Pizza, Inc. (a)                                    19,250         221,375
                                                 Einstein Noah Restaurant Group, Inc. (a)                     1,600          17,712
                                                 Jack in the Box, Inc. (a)                                   27,836         623,805
                                                 Krispy Kreme Doughnuts, Inc. (a)(b)                         29,900         149,201
                                                 Landry's Restaurants, Inc. (b)                               5,496          98,763
                                                 Luby's, Inc. (a)                                            12,000          73,200
                                                 O'Charleys, Inc.                                            10,384         104,463
                                                 P.F. Chang's China Bistro, Inc. (a)(b)                      11,508         257,089
                                                 Papa John's International, Inc. (a)                         10,396         276,430
                                                 Red Robin Gourmet Burgers, Inc. (a)                          8,000         221,920
                                                 Ruby Tuesday, Inc.                                          27,500         148,500
                                                 Ruth's Hospitality Group, Inc. (a)                           9,200          47,656
                                                 Sonic Corp. (a)                                             28,420         420,616
                                                 The Steak n Shake Co. (a)                                   11,428          72,339
                                                 Texas Roadhouse, Inc. Class A (a)                           24,100         216,177
                                                 Triarc Cos.                                                 28,050         177,557
                                                                                                                      -------------
                                                                                                                          5,876,063
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                                    1-800-FLOWERS.COM, Inc. Class A (a)                         11,624          74,975
                                                 99 Cents Only Stores (a)                                    22,300         147,180
                                                 America's Car Mart, Inc. (a)                                 5,400          96,768
                                                 Asbury Automotive Group, Inc.                               16,000         205,600
                                                 Aeropostale, Inc. (a)(c)                                    31,575         989,245
                                                 bebe Stores, Inc.                                           19,200         184,512
                                                 Big 5 Sporting Goods Corp.                                  10,600          80,242
                                                 Blockbuster, Inc. Class A (a)(b)                            87,000         217,500
                                                 Blue Nile, Inc. (a)(b)                                       6,300         267,876
                                                 Borders Group, Inc. (b)                                     31,200         187,200
                                                 Brown Shoe Co., Inc.                                        20,127         272,721
                                                 The Buckle, Inc.                                             7,273         332,594
                                                 Build-A-Bear Workshop, Inc. (a)                              7,500          54,525
                                                 CSK Auto Corp. (a)                                          20,134         211,004
                                                 Cabela's, Inc. Class A (a)(b)                               16,600         182,766
                                                 Cache, Inc. (a)                                              5,350          57,245
                                                 Casual Male Retail Group, Inc. (a)                          14,500          44,225
                                                 The Cato Corp. Class A                                      13,095         186,473
                                                 Central Garden & Pet Co. Class A (a)                        30,534         125,189
                                                 Charlotte Russe Holding, Inc. (a)                           10,500         186,480
                                                 Charming Shoppes, Inc. (a)(b)                               53,740         246,667
                                                 Chico's FAS, Inc. (a)                                       83,500         448,395
                                                 The Children's Place Retail Stores, Inc. (a)                11,285         407,389
                                                 Christopher & Banks Corp.                                   16,728         113,750
                                                 Circuit City Stores, Inc.                                   83,300         240,737
                                                 Coldwater Creek, Inc. (a)                                   28,800         152,064
                                                 Collective Brands, Inc. (a)                                 28,900         336,107
                                                 Conn's, Inc. (a)(b)                                          4,600          73,922
                                                 Dillard's, Inc. Class A                                     26,900         311,233
                                                 Dress Barn, Inc. (a)                                        21,390         286,198
                                                 drugstore.com, Inc. (a)                                     44,100          83,790

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Ezcorp, Inc. (a)                                            18,900   $     240,975
                                                 FGX International Holdings Ltd. (a)                          5,700          45,828
                                                 FTD Group, Inc.                                              9,000         119,970
                                                 Fred's, Inc.                                                18,635         209,457
                                                 GSI Commerce, Inc. (a)                                      11,700         159,471
                                                 Gaiam, Inc. (a)                                              8,400         113,484
                                                 Genesco, Inc. (a)                                           11,238         346,917
                                                 Group 1 Automotive, Inc.                                    10,632         211,258
                                                 Gymboree Corp. (a)                                          13,558         543,269
                                                 Hibbett Sports, Inc. (a)                                    13,775         290,653
                                                 Hot Topic, Inc. (a)                                         20,781         112,425
                                                 Insight Enterprises, Inc. (a)                               22,198         260,383
                                                 Jo-Ann Stores, Inc. (a)                                     11,905         274,172
                                                 Jos. A. Bank Clothiers, Inc. (a)(b)                          8,633         230,933
                                                 Lawson Products, Inc.                                        1,988          49,263
                                                 MarineMax, Inc. (a)                                          7,600          54,492
                                                 Men's Wearhouse, Inc.                                       25,000         407,250
                                                 New York & Co. (a)                                           9,300          84,909
                                                 Overstock.com, Inc. (a)(b)                                   7,600         197,220
                                                 PC Connection, Inc. (a)                                      2,900          26,999
                                                 PC Mall, Inc. (a)                                            5,900          80,004
                                                 Pacific Sunwear of California, Inc. (a)                     32,200         274,666
                                                 The Pantry, Inc. (a)                                        10,500         111,930
                                                 The Pep Boys - Manny, Moe & Jack                            20,010         174,487
                                                 PetMed Express, Inc. (a)                                    11,900         145,775
                                                 Pier 1 Imports, Inc. (a)                                    42,299         145,509
                                                 PriceSmart, Inc.                                             6,000         118,680
                                                 Retail Ventures, Inc. (a)                                   11,800          54,280
                                                 Rush Enterprises, Inc. Class A (a)                          15,900         190,959
                                                 Russ Berrie & Co., Inc. (a)                                  6,147          48,992
                                                 Sally Beauty Co., Inc. (a)                                  41,600         268,736
                                                 School Specialty, Inc. (a)                                   9,654         287,013
                                                 Shutterfly, Inc. (a)                                        10,000         122,100
                                                 Sonic Automotive, Inc.                                      13,400         172,726
                                                 Stage Stores, Inc.                                          18,150         211,811
                                                 Stamps.com, Inc. (a)                                         7,803          97,381
                                                 Stein Mart, Inc.                                            12,024          54,228
                                                 Syms Corp.                                                   3,700          50,320
                                                 Systemax, Inc.                                               5,100          90,015
                                                 The Talbots, Inc. (b)                                       13,000         150,670
                                                 Tractor Supply Co. (a)                                      15,800         458,832
                                                 Tuesday Morning Corp. (a)                                   14,290          58,732
                                                 Tween Brands, Inc. (a)                                      12,266         201,898
                                                 Volcom, Inc. (a)                                             9,000         215,370
                                                 The Wet Seal, Inc. Class A (a)                              45,600         217,512
                                                 Zale Corp. (a)(b)                                           17,000         321,130
                                                 Zumiez, Inc. (a)(b)                                          9,800         162,484
                                                                                                                      -------------
                                                                                                                         15,270,140
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 0.9%                            Anchor Bancorp Wisconsin, Inc.                               9,037   $      63,349
                                                 Bank Mutual Corp.                                           22,838         229,293
                                                 Berkshire Hills Bancorp, Inc.                                5,000         118,250
                                                 Brookline Bancorp, Inc.                                     28,387         271,096
                                                 Brooklyn Federal Bancorp, Inc.                               2,600          31,330
                                                 Danvers Bancorp, Inc. (a)                                    9,400         103,400
                                                 Dime Community Bancshares, Inc.                             11,449         189,023
                                                 Downey Financial Corp. (b)                                  10,000          27,700
                                                 ESSA Bancorp, Inc.                                           9,200         115,184
                                                 First Financial Holdings, Inc.                               5,626          96,655
                                                 First Financial Northwest, Inc.                             12,100         120,153
                                                 First Niagara Financial Group, Inc.                         51,653         664,258
                                                 First Place Financial Corp.                                  7,900          74,260
                                                 FirstFed Financial Corp. (a)(b)                              6,500          52,260
                                                 Flagstar Bancorp, Inc. (b)                                  20,550          61,856
                                                 Flushing Financial Corp.                                     9,775         185,236
                                                 Guaranty Financial Group, Inc. (a)                          19,400         104,178
                                                 Home Federal Bancorp, Inc.                                   4,400          43,384
                                                 IBERIABANK Corp.                                             6,450         286,832
                                                 IndyMac Bancorp, Inc.                                       55,100          34,162
                                                 Kearny Financial Corp.                                       7,900          86,900
                                                 Meridian Interstate Bancorp, Inc. (a)                        6,200          60,264
                                                 NASB Financial, Inc.                                           800          14,224
                                                 NewAlliance Bancshares, Inc.                                51,400         641,472
                                                 Northwest Bancorp, Inc.                                      7,267         158,566
                                                 OceanFirst Financial Corp.                                   5,000          90,250
                                                 Ocwen Financial Corp. (a)                                   13,265          61,682
                                                 Provident Financial Services, Inc.                          28,158         394,494
                                                 Provident New York Bancorp                                  18,989         210,018
                                                 Rockville Financial, Inc.                                    3,000          37,680
                                                 Roma Financial Corp.                                         3,200          41,920
                                                 Sterling Financial Corp.                                    23,843          98,710
                                                 United Community Financial Corp.                             9,061          33,979
                                                 ViewPoint Financial Group                                    5,200          76,544
                                                 W Holding Co., Inc. (b)                                     49,833          42,358
                                                 Westfield Financial, Inc.                                   16,612         150,339
                                                                                                                      -------------
                                                                                                                          5,071,259
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%          Newport Corp. (a)                                           17,935         204,280
                                                 Varian, Inc. (a)                                            14,035         716,627
                                                                                                                      -------------
                                                                                                                            920,907
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%           Diamond Hill Investments Group (a)                           1,000          83,500
                                                 GFI Group, Inc.                                             30,700         276,607
                                                 Gladstone Investment Corp.                                  12,100          77,803
                                                 International Assets Holding Corp., Inc. (a)                 1,800          54,108
                                                 KBW, Inc. (a)(b)                                            12,400         255,192
                                                 Knight Capital Group, Inc. Class A (a)                      44,600         801,908
                                                 LaBranche & Co., Inc. (a)                                   24,300         172,044
                                                 Ladenburg Thalmann Financial Services, Inc. (a)(b)          42,900          64,779
                                                 MarketAxess Holdings, Inc. (a)                              13,200          99,792

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 optionsXpress Holdings, Inc.                                20,100   $     449,034
                                                 Penson Worldwide, Inc. (a)                                   8,700         103,965
                                                 SWS Group, Inc.                                             12,006         199,420
                                                 Thomas Weisel Partners Group, Inc. (a)                       9,200          50,324
                                                                                                                      -------------
                                                                                                                          2,688,476
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.1%                      ABM Industries, Inc.                                        21,270         473,258
                                                 AMN Healthcare Services, Inc. (a)                           16,005         270,805
                                                 Administaff, Inc.                                           10,261         286,179
                                                 The Advisory Board Co. (a)                                   8,200         322,506
                                                 Ambassadors Group, Inc.                                      9,700         144,724
                                                 Angelica Corp.                                               3,300          70,191
                                                 CBIZ, Inc. (a)                                              21,253         168,961
                                                 CDI Corp.                                                    6,301         160,297
                                                 CRA International, Inc. (a)                                  5,200         187,980
                                                 Casella Waste Systems, Inc. (a)                             10,578         128,946
                                                 Chemed Corp.                                                11,272         412,668
                                                 CoStar Group, Inc. (a)                                       9,550         424,498
                                                 Coinstar, Inc. (a)                                          13,292         434,781
                                                 Cornell Cos., Inc. (a)                                       5,000         120,550
                                                 Cross Country Healthcare, Inc. (a)                          14,700         211,827
                                                 Dice Holdings, Inc. (a)                                      7,500          61,950
                                                 DynCorp. International, Inc. (a)                            10,600         160,590
                                                 Exponent, Inc. (a)                                           7,004         219,996
                                                 First Advantage Corp. Class A (a)                            5,500          87,175
                                                 Forrester Research, Inc. (a)                                 6,581         203,221
                                                 G&K Services, Inc. Class A                                   9,377         285,623
                                                 The Geo Group, Inc. (a)                                     24,200         544,500
                                                 Gevity HR, Inc.                                             11,600          62,408
                                                 Global Sources Ltd. (a)                                      8,020         121,744
                                                 Global Traffic Network, Inc. (a)                             5,100          45,594
                                                 Heidrick & Struggles International, Inc.                     8,258         228,251
                                                 Hudson Highland Group, Inc. (a)                             11,700         122,499
                                                 ICF International, Inc. (a)                                  3,700          61,494
                                                 ICT Group, Inc. (a)                                          4,100          33,620
                                                 IKON Office Solutions, Inc.                                 38,400         433,152
                                                 Jackson Hewitt Tax Service, Inc.                            13,100         160,082
                                                 Kelly Services, Inc. Class A                                13,068         252,604
                                                 Kforce, Inc. (a)                                            14,500         123,105
                                                 The Knot, Inc. (a)                                          13,400         131,052
                                                 Korn/Ferry International (a)                                21,268         334,546
                                                 Liquidity Services, Inc. (a)                                 7,700          88,781
                                                 MAXIMUS, Inc.                                                8,504         296,109
                                                 MPS Group, Inc. (a)                                         45,705         485,844
                                                 Midas, Inc. (a)                                              6,842          92,367
                                                 Monro Muffler, Inc.                                          7,550         116,950
                                                 Navigant Consulting, Inc. (a)                               23,423         458,154
                                                 Net 1 UEPS Technologies, Inc. (a)                           21,100         512,730
                                                 Nutri/System, Inc.                                          15,100         213,514
                                                 On Assignment, Inc. (a)                                     16,400         131,528

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Orbitz Worldwide, Inc. (a)                                  14,600   $      73,146
                                                 PHH Corp. (a)                                               26,364         404,687
                                                 PRG-Schultz International, Inc. (a)                          8,100          76,221
                                                 People Support, Inc. (a)                                    10,200          86,700
                                                 Perficient, Inc. (a)                                        14,500         140,070
                                                 Pre-Paid Legal Services, Inc. (a)                            3,760         152,731
                                                 The Providence Service Corp. (a)                             5,700         120,327
                                                 Regis Corp.                                                 20,400         537,540
                                                 Resources Connection, Inc.                                  22,032         448,351
                                                 Rollins, Inc.                                               19,653         291,257
                                                 Spherion Corp. (a)                                          26,029         120,254
                                                 Standard Parking Corp. (a)(b)                                4,100          74,620
                                                 Steiner Leisure Ltd. (a)                                     7,400         209,790
                                                 TeleTech Holdings, Inc. (a)                                 18,489         369,040
                                                 Tetra Tech, Inc. (a)                                        27,731         627,275
                                                 TrueBlue, Inc. (a)                                          21,022         277,701
                                                 Unifirst Corp.                                               6,600         294,756
                                                 Viad Corp.                                                   9,400         242,426
                                                 Volt Information Sciences, Inc. (a)                          6,038          71,913
                                                 Waste Connections, Inc. (a)                                 31,327       1,000,271
                                                 Waste Services, Inc. (a)                                     8,533          60,072
                                                 Watson Wyatt Worldwide, Inc.                                20,115       1,063,882
                                                 World Fuel Services Corp.                                   12,900         283,026
                                                                                                                      -------------
                                                                                                                         16,913,410
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.9%                                  American Commercial Lines, Inc. (a)(c)                      17,300         189,089
                                                 Arlington Tankers Ltd.                                       6,000         139,320
                                                 Double Hull Tankers, Inc.                                   19,900         199,597
                                                 Eagle Bulk Shipping, Inc.                                   22,000         650,540
                                                 Genco Shipping & Trading Ltd. (b)                           10,500         684,600
                                                 General Maritime Corp.                                      12,800         332,544
                                                 Golar LNG Ltd.                                              16,800         260,232
                                                 Gulfmark Offshore, Inc. (a)                                  9,600         558,528
                                                 Horizon Lines, Inc. Class A (b)                             14,200         141,290
                                                 International Shipholding Corp. (a)                          3,300          77,352
                                                 Knightsbridge Tankers Ltd.                                   7,900         254,459
                                                 Nordic American Tanker Shipping Ltd. (b)                    16,200         628,884
                                                 Ship Finance International Ltd. (b)                         19,900         587,647
                                                 TBS International Ltd. (a)                                   5,200         207,740
                                                                                                                      -------------
                                                                                                                          4,911,822
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.7%                                     Crocs, Inc. (a)                                             40,800         326,808
                                                 DSW, Inc. Class A (a)(b)                                     7,500          88,350
                                                 Deckers Outdoor Corp. (a)                                    6,100         849,120
                                                 The Finish Line, Inc. Class A (a)                           22,480         195,578
                                                 Iconix Brand Group, Inc. (a)                                28,100         339,448
                                                 K-Swiss, Inc. Class A                                       11,896         174,871
                                                 Kenneth Cole Productions, Inc. Class A                       4,292          54,508
                                                 Shoe Carnival, Inc. (a)                                      4,200          49,518
                                                 Skechers U.S.A., Inc. Class A (a)                           16,055         317,247
                                                 Steven Madden Ltd. (a)                                       9,068         166,670

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Timberland Co. Class A (a)                                  23,300   $     380,955
                                                 Weyco Group, Inc.                                            2,600          68,978
                                                 Wolverine World Wide, Inc.                                  23,608         629,625
                                                                                                                      -------------
                                                                                                                          3,641,676
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                     China Precision Steel, Inc. (a)                              9,900          43,164
                                                 Esmark, Inc. (a)                                             7,200         137,664
                                                 General Steel Holdings, Inc. (a)                             3,800          59,736
                                                 Gibraltar Industries, Inc.                                  13,334         212,944
                                                 Olympic Steel, Inc.                                          4,400         334,048
                                                 Sutor Technology Group Ltd. (a)                              4,800          33,936
                                                 Universal Stainless & Alloy Products, Inc. (a)               3,100         114,824
                                                 Worthington Industries, Inc.                                30,300         621,150
                                                                                                                      -------------
                                                                                                                          1,557,466
-----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                     Imperial Sugar Co. New Shares                                5,500          85,415
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.7%              Airvana, Inc. (a)                                           13,200          70,752
                                                 Applied Signal Technology, Inc.                              6,700          91,522
                                                 Arris Group, Inc. (a)                                       58,200         491,790
                                                 Audiovox Corp. Class A (a)                                   6,585          64,665
                                                 Belden, Inc.                                                20,761         703,383
                                                 Mastec, Inc. (a)                                            18,800         200,408
                                                 OpNext, Inc. (a)                                             9,100          48,958
                                                 Plantronics, Inc.                                           22,999         513,338
                                                 Polycom, Inc. (a)                                           41,500       1,010,940
                                                 Powerwave Technologies, Inc. (a)(b)                         62,377         265,102
                                                 Preformed Line Products Co.                                    800          32,248
                                                 Symmetricom, Inc. (a)                                       21,900          84,096
                                                                                                                      -------------
                                                                                                                          3,577,202
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                          Interface, Inc. Class A                                     25,321         317,272
                                                 Unifi, Inc. (a)                                             19,300          48,636
                                                                                                                      -------------
                                                                                                                            365,908
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%            American Apparel, Inc. (a)                                  17,400         115,710
                                                 Carter's, Inc. (a)                                          26,400         364,848
                                                 Cherokee, Inc.                                               3,600          72,540
                                                 Columbia Sportswear Co. (b)                                  6,300         231,525
                                                 G-III Apparel Group, Ltd. (a)                                6,200          76,508
                                                 J. Crew Group, Inc. (a)                                     19,970         659,210
                                                 Lululemon Athletica, Inc. (a)(b)                             8,400         244,104
                                                 Maidenform Brands, Inc. (a)                                 10,600         143,100
                                                 Oxford Industries, Inc.                                      6,542         125,279
                                                 Perry Ellis International, Inc. (a)                          5,250         111,405
                                                 Quiksilver, Inc. (a)                                        59,200         581,344
                                                 True Religion Apparel, Inc. (a)(b)                           8,400         223,860
                                                 Under Armour, Inc. Class A (a)(b)                           15,500         397,420
                                                 The Warnaco Group, Inc. (a)                                 21,500         947,505
                                                                                                                      -------------
                                                                                                                          4,294,358
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                            Cooper Tire & Rubber Co.                                    27,800         217,952
                                                 Titan International, Inc.                                   12,900         459,498
                                                                                                                      -------------
                                                                                                                            677,450
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                   Alliance One International, Inc. (a)                        45,955   $     234,830
                                                 Schweitzer-Mauduit International, Inc.                       7,420         125,027
                                                 Star Scientific, Inc. (a)                                   27,600          33,120
                                                 Universal Corp.                                             12,856         581,348
                                                 Vector Group Ltd. (b)                                       14,944         241,047
                                                                                                                      -------------
                                                                                                                          1,215,372
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                      Jakks Pacific, Inc. (a)                                     13,030         284,706
                                                 Leapfrog Enterprises, Inc. (a)                              15,646         130,175
                                                 Marvel Entertainment, Inc. (a)                              23,000         739,220
                                                                                                                      -------------
                                                                                                                          1,154,101
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.3%              CAI International, Inc. (a)                                  4,000          69,600
                                                 Celadon Group, Inc. (a)                                     10,400         103,896
                                                 Dynamex, Inc. (a)                                            4,400         117,964
                                                 HUB Group, Inc. Class A (a)                                 17,500         597,275
                                                 Odyssey Marine Exploration, Inc. (a)(b)                     19,100          75,827
                                                 Pacer International, Inc.                                   16,500         354,915
                                                 Textainer Group Holdings Ltd.                                4,300          83,979
                                                 Ultrapetrol Bahamas Ltd. (a)                                12,500         157,625
                                                                                                                      -------------
                                                                                                                          1,561,081
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                  Arkansas Best Corp.                                         11,041         404,542
                                                 Forward Air Corp.                                           13,632         471,667
                                                 Heartland Express, Inc.                                     26,473         394,712
                                                 Knight Transportation, Inc. (b)                             26,862         491,575
                                                 Marten Transport Ltd. (a)                                    6,850         109,395
                                                 Old Dominion Freight Line, Inc. (a)                         13,125         394,013
                                                 Patriot Transportation Holding, Inc. (a)                       500          40,000
                                                 Saia, Inc. (a)                                               6,381          69,681
                                                 Universal Truckload Services, Inc. (a)                       1,800          39,636
                                                 Werner Enterprises, Inc.                                    21,200         393,896
                                                 YRC Worldwide, Inc. (a)                                     27,900         414,873
                                                                                                                      -------------
                                                                                                                          3,223,990
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%               Mediacom Communications Corp. Class A (a)                   21,800         116,412
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.8%                     Allete, Inc.                                                12,266         515,172
                                                 Avista Corp.                                                25,875         555,277
                                                 Black Hills Corp.                                           18,100         580,286
                                                 CH Energy Group, Inc.                                        7,489         266,384
                                                 Central Vermont Public Service Corp.                         4,800          92,976
                                                 Cleco Corp.                                                 28,567         666,468
                                                 El Paso Electric Co. (a)                                    21,208         419,918
                                                 The Empire District Electric Co.                            15,968         296,047
                                                 IDACORP, Inc.                                               21,300         615,357
                                                 ITC Holdings Corp.                                          23,300       1,190,863
                                                 MGE Energy, Inc.                                            10,845         353,764
                                                 NorthWestern Corp.                                          19,000         482,980
                                                 Otter Tail Corp.                                            14,086         546,959
                                                 PNM Resources, Inc.                                         36,500         436,540
                                                 Pike Electric Corp. (a)                                      6,900         114,609
                                                 Portland General Electric Co.                               29,600         666,592
                                                 UIL Holdings Corp.                                          11,967         351,949

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Unisource Energy Corp.                                      16,383   $     508,037
                                                 Westar Energy, Inc.                                         49,500       1,064,745
                                                                                                                      -------------
                                                                                                                          9,724,923
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.0%               Chesapeake Utilities Corp.                                   3,800          97,736
                                                 EnergySouth, Inc.                                            2,900         142,274
                                                 The Laclede Group, Inc.                                     10,748         433,897
                                                 New Jersey Resources Corp.                                  19,861         648,462
                                                 Nicor, Inc.                                                 21,300         907,167
                                                 Northwest Natural Gas Co.                                   12,499         578,204
                                                 Piedmont Natural Gas Co. (b)                                34,600         905,136
                                                 South Jersey Industries, Inc.                               14,432         539,180
                                                 Southwest Gas Corp.                                         20,390         606,195
                                                 WGL Holdings, Inc.                                          23,300         809,442
                                                                                                                      -------------
                                                                                                                          5,667,693
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                  Aquila, Inc. (a)                                           177,000         667,290
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%             Alaska Communications Systems Group, Inc. (b)               20,600         245,964
                                                 Atlantic Tele-Network, Inc.                                  4,400         121,044
                                                 Centennial Communications Corp. (a)                         33,326         232,949
                                                 Cincinnati Bell, Inc. (a)                                  115,300         458,894
                                                 Consolidated Communications Holdings, Inc.                  10,735         159,844
                                                 FairPoint Communications, Inc.                              42,293         304,933
                                                 FiberTower Corp. (a)(b)                                     46,850          65,590
                                                 General Communication, Inc. Class A (a)                     23,739         163,087
                                                 Global Crossing Ltd. (a)(b)                                 12,700         227,838
                                                 Globalstar, Inc. (a)(b)                                     22,800          64,524
                                                 Hungarian Telephone & Cable Corp. (a)                        1,200          21,888
                                                 ICO Global Communications Holdings Ltd. (a)(b)              46,400         151,264
                                                 IDT Corp. Class B                                           18,200          30,940
                                                 Ibasis, Inc.                                                10,600          34,768
                                                 Iowa Telecommunications Services, Inc.                      15,200         267,672
                                                 iPCS, Inc. (a)                                               8,100         240,003
                                                 NTELOS Holdings Corp.                                       14,000         355,180
                                                 Neutral Tandem, Inc. (a)                                     8,400         147,000
                                                 ORBCOMM, Inc. (a)                                           12,200          69,540
                                                 PAETEC Holding Corp. (a)                                    57,920         367,792
                                                 Premiere Global Services, Inc. (a)                          29,000         422,820
                                                 RCN Corp.                                                   18,700         201,586
                                                 Rural Cellular Corp. Class A (a)                             6,300         280,413
                                                 Shenandoah Telecom Co.                                      10,300         134,106
                                                 TW Telecom, Inc. (a)(b)                                     69,500       1,114,085
                                                 USA Mobility, Inc.                                          11,020          83,201
                                                 Virgin Mobile USA, Inc. (a)                                 10,600          29,150
                                                                                                                      -------------
                                                                                                                          5,996,075
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                          American States Water Co.                                    8,185         285,984
                                                 California Water Service Group                               9,196         301,353
                                                 Connecticut Water Service, Inc.                              4,600         103,040
                                                 Consolidated Water Co., Inc.                                 6,700         132,660
                                                 Middlesex Water Co.                                          7,100         117,789

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                         Common Stocks                                               Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 SJW Corp.                                                    6,448   $     170,227
                                                 Southwest Water Co. (b)                                     11,383         114,057
                                                                                                                      -------------
                                                                                                                          1,225,110
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                               Brightpoint, Inc. (a)                                       23,630         172,498
                                                 Chindex International Inc. (a)                               5,800          85,086
                                                 Houston Wire & Cable Co. (b)                                 8,900         177,110
                                                 MWI Veterinary Supply, Inc. (a)                              5,200         172,172
                                                 Prestige Brands Holdings, Inc. (a)                          14,500         154,570
                                                 United Stationers, Inc. (a)                                 11,469         423,780
                                                                                                                      -------------
                                                                                                                          1,185,216
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks - 91.5%                                            496,365,284
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                 iShares Russell 2000 Index Fund (b)                         67,164       4,636,331
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Exchange-Traded Funds - 0.9%                                       4,636,331
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                 BlackRock Kelso Capital Corp. (d)                            4,100          38,786
                                                 Gladstone Capital Corp. (b)                                  9,600         146,304
                                                 Hercules Technology Growth Capital, Inc.                    15,200         135,736
                                                 Kayne Anderson Energy Development Co.                        4,700         107,865
                                                 Patriot Capital Funding, Inc.                                9,800          61,250
                                                 Pennantpark Investment Corp.                                 8,500          61,285
                                                 Prospect Capital Corp.                                      12,000         158,160
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Mutual Funds - 0.1%                                                  709,386
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Warrants (e)
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 0.0%                 Lantronix, Inc. (expires 2/09/11)                              138              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Warrants - 0.0%                                                           --
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                      PetroCorp Inc. (Escrow Shares) (a)(g)                          500              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Other Interests - 0.0%                                                    --
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Long-Term Investments
                                                 (Cost - $493,391,561) - 92.5%                                          501,711,001
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Beneficial
                                                                                                          Interest
                                                 Short-Term Securities                                     (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                 BlackRock Liquidity Series, LLC Cash Sweep
                                                 Series, 2.56% (d)(h)                                      $ 34,422      34,421,562
                                                 BlackRock Liquidity Series, LLC
                                                 Money Market Series, 2.70% (d)(h)(i)                        64,589      64,588,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities
                                                 (Cost - $99,010,162) - 18.2%                                            99,010,162
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments
                                                 (Cost - $592,401,723*) - 110.7%                                        600,721,163

                                                 Liabilities in Excess of Other Assets - (10.7%)                        (57,908,928)
                                                                                                                      -------------
                                                 Net Assets - 100.0%                                                  $ 542,812,235
                                                                                                                      =============

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 598,304,091
                                                                  =============
      Gross unrealized appreciation                               $  79,863,244
      Gross unrealized depreciation                                 (77,446,172)
                                                                  -------------
      Net unrealized appreciation                                 $   2,417,072
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                                                           Interest/
                                           Purchase          Sale           Realized        Dividend
      Affiliate                              Cost            Cost             Loss           Income
      -----------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.                    --     $   120,735      $   (48,521)    $    17,439
      BlackRock Kelso Capital Corp.      $    15,517     $     6,168      $      (524)    $     2,279
      BlackRock Liquidity Series, LLC
           Cash Sweep Series             $ 1,194,769*             --               --     $   378,995
      BlackRock Liquidity Series, LLC
           Money Market Series                    --     $19,220,217**             --     $   597,824
      -----------------------------------------------------------------------------------------------
      *  Represents net purchase cost.
      ** Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g)   Security is fair valued.
(h)   Represents the current yield as of report date.
(i)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of June 30, 2008, were as follows:

      --------------------------------------------------------------------------------------
                                             Expiration           Face          Unrealized
      Contracts          Issue                  Date              Value        Depreciation
      --------------------------------------------------------------------------------------
        603         Russell 2000 Index     September 2008      $43,948,831     $ (2,239,321)
      --------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semiannual report.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

            --------------------------------------------------------------------
            Valuation                     Investments in         Other Financial
            Inputs                          Securities            Instruments*
            --------------------------------------------------------------------
            Level 1                       $ 501,711,001           $ (2,239,321)
            Level 2                          99,010,162                     --
            Level 3                                  --                     --
            --------------------------------------------------------------------
            Total                         $ 600,721,163           $ (2,239,321)
            ====================================================================
            * Other financial instruments are futures.

            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and
Master Small Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: August 22, 2008